The Hartford Growth Opportunities Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 0.5%
108,103	Tesla, Inc.*	$33,324,912
	Capital Goods - 3.0%
168,522	GE Vernova, Inc.	111,273,392
324,383	RTX Corp.	51,113,029
230,900	Vertiv Holdings Co. Class A	33,619,040
		196,005,461
	Consumer Discretionary Distribution & Retail - 10.0%
2,028,151	Amazon.com, Inc.*	474,810,431
1,047,600	Chewy, Inc. Class A*	38,446,920
222,682	Dick's Sporting Goods, Inc.	47,099,470
127,314	Home Depot, Inc.	46,789,168
287,680	Ollie's Bargain Outlet Holdings, Inc.*	39,305,718
171,581	Tory Burch LLC*(1)(2)	9,932,822
		656,384,529
	Consumer Durables & Apparel - 0.8%
1,034,941	On Holding AG Class A*	50,267,084
	Consumer Services - 2.5%
2,593,540	DraftKings, Inc. Class A*	116,813,041
178,884	Marriott International, Inc. Class A	47,194,966
		164,008,007
	Energy - 1.1%
273,764	Cameco Corp.	20,513,136
301,453	Targa Resources Corp.	50,164,794
		70,677,930
	Equity Real Estate Investment Trusts (REITs) - 1.2%
253,921	American Tower Corp. REIT	52,914,597
142,195	AvalonBay Communities, Inc. REIT	26,488,085
		79,402,682
	Financial Services - 6.7%
220,005	Evercore, Inc. Class A	66,252,306
1,511,051	Interactive Brokers Group, Inc. Class A	99,064,504
1,060,547	KKR & Co., Inc.	155,454,979
867,811	Tradeweb Markets, Inc. Class A	120,235,214
		441,007,003
	Health Care Equipment & Services - 1.9%
820,271	Boston Scientific Corp.*	86,062,833
76,811	Intuitive Surgical, Inc.*	36,953,004
		123,015,837
	Household & Personal Products - 0.5%
636,876	BellRing Brands, Inc.*	34,760,692
	Media & Entertainment - 17.8%
1,642,918	Alphabet, Inc. Class A	315,275,964
1,371,905	Liberty Media Corp.-Liberty Formula One Class C*	137,670,667
534,805	Live Nation Entertainment, Inc.*	78,990,698
368,291	Meta Platforms, Inc. Class A	284,850,991
192,248	Netflix, Inc.*	222,892,331
195,505	Spotify Technology SA*	122,491,703
		1,162,172,354
	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
296,217	Eli Lilly & Co.	219,221,315
1,323,735	Exact Sciences Corp.*	62,149,359
410,331	Gilead Sciences, Inc.	46,076,068
599,094	Natera, Inc.*	80,074,904
115,284	Vertex Pharmaceuticals, Inc.*	52,669,801
		460,191,447
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Real Estate Management & Development - 0.9%
749,341	Zillow Group, Inc. Class C*	$59,610,077
	Semiconductors & Semiconductor Equipment - 20.9%
365,285	ARM Holdings PLC ADR*(3)	51,642,167
1,055,872	Broadcom, Inc.	310,109,606
5,649,496	NVIDIA Corp.	1,004,875,854
		1,366,627,627
	Software & Services - 12.7%
95,817	AppLovin Corp. Class A*	37,435,702
723,456	Docusign, Inc.*	54,722,212
17,300	Figma, Inc. Class A*	1,998,150
4,062	GoDaddy, Inc. Class A*	656,338
77,277	HubSpot, Inc.*	40,156,993
603,402	Microsoft Corp.	321,914,967
638,447	Oracle Corp.	162,018,695
379,154	Palantir Technologies, Inc. Class A*	60,039,036
20,599	Rubicon Earnout Shares*(1)(2)	0 (4)
2,197,165	Rubicon TRA Placeholder(1)(2)	142,816
103,579	ServiceNow, Inc.*	97,687,427
446,521	Shopify, Inc. Class A*	54,569,331
		831,341,667
	Technology Hardware & Equipment - 10.0%
1,346,107	Apple, Inc.	279,411,430
1,499,899	Arista Networks, Inc.*	184,817,555
321,043	Celestica, Inc.*	64,163,654
1,539,281	Flex Ltd.*	76,763,943
602,399	Trimble, Inc.*	50,535,252
		655,691,834
	Telecommunication Services - 0.9%
242,899	T-Mobile U.S., Inc.	57,909,551
	Transportation - 0.6%
429,306	Uber Technologies, Inc.*	37,671,601
	Utilities - 0.6%
640,543	Dominion Energy, Inc.	37,439,738
	Total Common Stocks (cost $4,159,440,880)	$6,517,510,033
CONVERTIBLE PREFERRED STOCKS - 0.2%
	Health Care Equipment & Services - 0.1%
5,668,755	Lumeris Group Holdings Corp.*(1)(2)(5)	$5,158,567
	Software & Services - 0.1%
743,470	Lookout, Inc. Series F*(1)(2)(5)	4,051,912
	Total Convertible Preferred Stocks (cost $17,456,734)	$9,210,479
	Total Long-Term Investments (cost $4,176,897,614)	$6,526,720,512
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.1%
$ 8,520,148
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2025 at 4.36%,
due on 08/01/2025 with a maturity value
of $8,521,180; collateralized by
U.S. Treasury Inflation-Indexed Note at
1.63%, maturing 10/15/2027, with a
market value of $8,690,652
		$8,520,148

1

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4% - (continued)
	Securities Lending Collateral - 0.3%
18,636,379	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(6)		$18,636,379
	Total Short-Term Investments (cost $27,156,527)		$27,156,527
	Total Investments (cost $4,204,054,141)	100.2%	$6,553,877,039
	Other Assets and Liabilities	(0.2)%	(12,039,856)
	Net Assets	100.0%	$6,541,837,183
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $19,286,117 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	$8,492,732	$4,051,912
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	5,668,755	8,964,002	5,158,567
09/2015	Rubicon Earnout Shares	20,599	—	—
09/2015	Rubicon TRA Placeholder	2,197,165	—	142,816
11/2013	Tory Burch LLC	171,581	13,447,917	9,932,822
			$30,904,651	$19,286,117

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Market value is less than $1.
(5)	Currently no rate available.
(6)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$6,517,510,033	$6,507,434,395	$—	$10,075,638
Convertible Preferred Stocks	9,210,479	—	—	9,210,479
Short-Term Investments	27,156,527	18,636,379	8,520,148	—
Total	$6,553,877,039	$6,526,070,774	$8,520,148	$19,286,117

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2025 is not presented.

2

The Hartford Small Cap Growth Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Automobiles & Components - 2.9%
20,939	Dorman Products, Inc.*	$2,525,662
27,515	Modine Manufacturing Co.*	3,702,419
20,287	Patrick Industries, Inc.	1,972,708
		8,200,789
	Banks - 0.9%
54,562	Synovus Financial Corp.	2,577,509
	Capital Goods - 16.4%
13,320	AAON, Inc.	1,112,220
13,303	AeroVironment, Inc.*	3,560,415
125,943	Archer Aviation, Inc. Class A*	1,263,208
30,808	ATI, Inc.*	2,370,368
55,939	Atmus Filtration Technologies, Inc.	2,176,586
19,978	AZZ, Inc.	2,187,591
26,862	Bloom Energy Corp. Class A*	1,004,370
16,021	Boise Cascade Co.	1,342,720
18,184	Chart Industries, Inc.*	3,615,525
49,873	Fluor Corp.*	2,831,290
23,399	FTAI Aviation Ltd.	3,219,936
253,552	Hillman Solutions Corp.*	2,000,525
9,042	ITT, Inc.	1,536,778
18,025	Moog, Inc. Class A	3,489,280
9,417	MYR Group, Inc.*	1,822,190
41,877	NEXTracker, Inc. Class A*	2,439,754
27,583	Primoris Services Corp.	2,597,491
31,432	Rush Enterprises, Inc. Class A	1,701,728
23,791	SPX Technologies, Inc.*	4,339,241
13,032	WESCO International, Inc.	2,697,103
		47,308,319
	Commercial & Professional Services - 7.1%
75,974	ACV Auctions, Inc. Class A*	1,079,591
3,858	CACI International, Inc. Class A*	1,776,879
22,739	Casella Waste Systems, Inc. Class A*	2,472,411
39,854	CBIZ, Inc.*	2,435,876
11,856	Clean Harbors, Inc.*	2,795,763
39,890	ExlService Holdings, Inc.*	1,732,423
10,291	Huron Consulting Group, Inc.*	1,359,235
29,802	Innodata, Inc.*(1)	1,636,130
20,873	Korn Ferry	1,479,270
147,802	Verra Mobility Corp.*	3,733,479
		20,501,057
	Consumer Discretionary Distribution & Retail - 2.0%
12,694	Boot Barn Holdings, Inc.*	2,182,098
10,692	Ollie's Bargain Outlet Holdings, Inc.*	1,460,848
7,242	Pool Corp.	2,231,550
		5,874,496
	Consumer Durables & Apparel - 2.5%
10,933	Installed Building Products, Inc.	2,211,637
39,490	Kontoor Brands, Inc.	2,198,013
42,654	Smith Douglas Homes Corp.*(1)	803,601
54,721	YETI Holdings, Inc.*	2,010,450
		7,223,701
	Consumer Services - 4.4%
132,910	Genius Sports Ltd.*	1,495,237
10,915	Hyatt Hotels Corp. Class A	1,538,687
71,129	Life Time Group Holdings, Inc.*	2,042,825
141,993	Super Group SGHC Ltd.	1,526,425
87,912	Sweetgreen, Inc. Class A*	1,132,307
52,717	Universal Technical Institute, Inc.*	1,698,542
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Consumer Services - 4.4% - (continued)
4,799	Wingstop, Inc.	$1,810,855
14,979	Wyndham Hotels & Resorts, Inc.	1,288,194
		12,533,072
	Consumer Staples Distribution & Retail - 0.8%
33,425	Chefs' Warehouse, Inc.*	2,291,618
	Energy - 2.1%
35,153	Cactus, Inc. Class A	1,487,323
10,428	Gulfport Energy Corp.*	1,815,828
28,404	Kodiak Gas Services, Inc.	918,301
37,143	Matador Resources Co.	1,852,693
		6,074,145
	Equity Real Estate Investment Trusts (REITs) - 1.4%
69,908	CareTrust, Inc. REIT	2,223,074
109,261	Independence Realty Trust, Inc. REIT	1,832,307
		4,055,381
	Financial Services - 8.0%
6,728	Dave, Inc.*	1,586,462
7,398	Evercore, Inc. Class A	2,227,834
26,028	FirstCash Holdings, Inc.	3,469,272
16,233	Hamilton Lane, Inc. Class A	2,472,286
39,999	Marex Group PLC	1,543,161
10,807	Mr. Cooper Group, Inc.*	1,682,866
93,178	Perella Weinberg Partners	1,857,969
103,439	Remitly Global, Inc.*	1,706,744
6,786	Sezzle, Inc.*	1,050,744
35,959	StepStone Group, Inc. Class A	2,134,526
30,137	Stifel Financial Corp.	3,439,235
		23,171,099
	Food, Beverage & Tobacco - 1.2%
19,597	Freshpet, Inc.*	1,338,867
26,403	Turning Point Brands, Inc.	2,189,865
		3,528,732
	Health Care Equipment & Services - 9.2%
54,960	Acadia Healthcare Co., Inc.*	1,196,479
50,839	AtriCure, Inc.*	1,784,449
30,275	Ensign Group, Inc.	4,541,250
14,239	GeneDx Holdings Corp.*	1,451,666
20,843	Glaukos Corp.*	1,794,374
20,824	Guardant Health, Inc.*	853,368
35,454	HealthEquity, Inc.*	3,439,038
28,186	Hims & Hers Health, Inc.*	1,865,349
16,582	iRhythm Technologies, Inc.*	2,324,465
29,500	Lantheus Holdings, Inc.*	2,100,105
27,225	Merit Medical Systems, Inc.*	2,310,313
39,027	RadNet, Inc.*	2,135,948
7,049	TransMedics Group, Inc.*	838,620
		26,635,424
	Household & Personal Products - 2.2%
27,075	BellRing Brands, Inc.*	1,477,753
21,233	Interparfums, Inc.	2,560,700
10,747	WD-40 Co.	2,304,157
		6,342,610
	Insurance - 1.1%
48,695	SiriusPoint Ltd.*	954,909
1,153	White Mountains Insurance Group Ltd.	2,061,333
		3,016,242
	Materials - 3.6%
69,288	Axalta Coating Systems Ltd.*	1,962,236
36,217	Cabot Corp.	2,614,143

3

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Materials - 3.6% - (continued)
7,459	Carpenter Technology Corp.	$1,860,200
19,492	Commercial Metals Co.	1,010,855
38,522	FMC Corp.	1,503,899
57,162	James Hardie Industries PLC ADR*	1,482,783
		10,434,116
	Media & Entertainment - 1.5%
45,788	Atlanta Braves Holdings, Inc. Class C*	2,040,313
64,774	Cargurus, Inc.*	2,125,883
		4,166,196
	Pharmaceuticals, Biotechnology & Life Sciences - 10.6%
15,033	Agios Pharmaceuticals, Inc.*	559,528
25,701	Akero Therapeutics, Inc.*	1,255,494
149,140	Amicus Therapeutics, Inc.*	893,349
17,408	Apogee Therapeutics, Inc.*	666,030
52,206	Avidity Biosciences, Inc.*	1,916,482
17,404	Axsome Therapeutics, Inc.*	1,764,417
42,460	Celldex Therapeutics, Inc.*	933,271
34,940	CG oncology, Inc.*	932,549
42,862	Crinetics Pharmaceuticals, Inc.*	1,225,425
24,508	Cytokinetics, Inc.*	922,481
18,253	Disc Medicine, Inc.*	1,090,799
18,448	Ionis Pharmaceuticals, Inc.*	792,895
25,266	Kymera Therapeutics, Inc.*	1,105,387
32,483	MBX Biosciences, Inc.*	430,400
16,421	Nuvalent, Inc. Class A*	1,286,585
28,143	Protagonist Therapeutics, Inc.*	1,515,782
32,512	PTC Therapeutics, Inc.*	1,694,200
19,218	Revolution Medicines, Inc.*	716,255
36,621	Scholar Rock Holding Corp.*	1,356,808
18,904	Soleno Therapeutics, Inc.*	1,634,629
34,646	Spyre Therapeutics, Inc.*(1)	587,943
16,597	Structure Therapeutics, Inc. ADR*	295,427
54,925	TG Therapeutics, Inc.*	1,949,837
21,804	Ultragenyx Pharmaceutical, Inc.*	595,685
17,441	Vaxcyte, Inc.*	592,122
50,858	Veracyte, Inc.*	1,195,672
30,573	Vericel Corp.*	1,068,221
15,080	Verona Pharma PLC ADR*	1,584,757
		30,562,430
	Semiconductors & Semiconductor Equipment - 4.3%
18,137	Cirrus Logic, Inc.*	1,826,577
42,352	Credo Technology Group Holding Ltd.*	4,724,366
8,752	MACOM Technology Solutions Holdings, Inc.*	1,200,249
20,687	MKS, Inc.	1,968,989
37,050	Rambus, Inc.*	2,739,106
		12,459,287
	Software & Services - 11.3%
71,975	ACI Worldwide, Inc.*	3,063,256
18,051	Agilysys, Inc.*	2,059,258
3,825	Appfolio, Inc. Class A*	1,022,729
103,450	AvePoint, Inc.*	1,973,826
36,341	Bill Holdings, Inc.*	1,557,212
214,032	CCC Intelligent Solutions Holdings, Inc.*	2,069,689
134,742	Clearwater Analytics Holdings, Inc. Class A*	2,729,873
16,664	Commvault Systems, Inc.*	3,165,327
94,637	Grid Dynamics Holdings, Inc.*	898,105
32,015	Intapp, Inc.*	1,282,201
120,276	Jamf Holding Corp.*	954,991
40,985	Pegasystems, Inc.	2,406,229
16,862	SPS Commerce, Inc.*	1,835,682
46,113	Unity Software, Inc.*	1,538,330
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.4% - (continued)
	Software & Services - 11.3% - (continued)
38,026	Varonis Systems, Inc.*		$2,122,992
61,436	Vertex, Inc. Class A*		2,037,832
116,170	Zeta Global Holdings Corp. Class A*		1,818,060
			32,535,592
	Technology Hardware & Equipment - 4.4%
7,118	Fabrinet*		2,304,310
15,467	Insight Enterprises, Inc.*		1,834,077
20,234	Lumentum Holdings, Inc.*		2,227,359
55,991	Napco Security Technologies, Inc.		1,709,405
19,305	PAR Technology Corp.*		1,173,358
16,504	Sanmina Corp.*		1,915,124
150,461	Viavi Solutions, Inc.*		1,512,133
			12,675,766
	Transportation - 0.8%
12,742	Ryder System, Inc.		2,264,381
	Utilities - 0.7%
17,114	Chesapeake Utilities Corp.		2,051,626
	Total Common Stocks (cost $237,774,334)		$286,483,588
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.1%
$ 256,674
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2025 at 4.36%, due
on 08/01/2025 with a maturity value of
$256,705; collateralized by U.S. Treasury
Inflation-Indexed Note at 1.63%, maturing
10/15/2027, with a market value of $261,854
			$256,674
	Securities Lending Collateral - 0.2%
626,766	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(2)		626,766
	Total Short-Term Investments (cost $883,440)		$883,440
	Total Investments (cost $238,657,774)	99.7%	$287,367,028
	Other Assets and Liabilities	0.3%	818,441
	Net Assets	100.0%	$288,185,469
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

4

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$286,483,588	$286,483,588	$—	$—
Short-Term Investments	883,440	626,766	256,674	—
Total	$287,367,028	$287,110,354	$256,674	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.

5

Hartford Schroders Core Fixed Income Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%
	Other Asset-Backed Securities - 0.8%
$ 486,000	Cedar Funding VI CLO Ltd. 5.64%, 04/20/2034, 3 mo. USD Term SOFR + 1.31%(1)(2)	$486,410
172,996	Dewolf Park CLO Ltd. 5.50%, 10/15/2030, 3 mo. USD Term SOFR + 1.18%(1)(2)	173,122
		659,532
	Whole Loan Collateral CMO - 0.0%
18,847	Towd Point Mortgage Trust 2.75%, 06/25/2057(1)(3)	18,356
	Total Asset & Commercial Mortgage-Backed Securities (cost $677,949)	$677,888
CORPORATE BONDS - 35.8%
	Aerospace & Defense - 0.1%
92,000	Boeing Co. 6.53%, 05/01/2034	$100,134
	Auto Manufacturers - 2.9%
358,000	Ford Motor Credit Co. LLC 6.05%, 11/05/2031	358,205
	General Motors Financial Co., Inc.
361,000	1.50%, 06/10/2026	351,476
169,000	5.60%, 06/18/2031	172,449
102,000	5.63%, 04/04/2032	103,605
112,000	5.75%, 02/08/2031	115,199
159,000	5.95%, 04/04/2034	161,606
542,000	Hyundai Capital America 1.50%, 06/15/2026(1)	527,176
600,000	Stellantis Finance U.S., Inc. 6.45%, 03/18/2035(1)	600,502
		2,390,218
	Auto Parts & Equipment - 0.0%
27,000	Magna International, Inc. 4.15%, 10/01/2025	26,971
	Beverages - 1.0%
620,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	620,744
163,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	167,271
		788,015
	Commercial Banks - 11.9%
320,000	AIB Group PLC 6.61%, 09/13/2029, (6.61% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.33% thereafter)(1)(4)	337,716
	Bank of America Corp.
236,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(4)	207,987
424,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(4)	380,194
367,000	3.25%, 10/21/2027	359,536
284,000	3.85%, 03/08/2037, (3.85% fixed rate until 03/08/2032; 5 yr. USD CMT + 2.00% thereafter)(4)	260,315
227,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(4)	227,675
1,098,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(4)	1,099,055
	Barclays PLC
200,000	5.37%, 02/25/2031, (5.37% fixed rate until 02/25/2030; 6 mo. USD SOFR + 1.23% thereafter)(4)	204,319
302,000	6.50%, 09/13/2027, (6.50% fixed rate until 09/13/2026; 6 mo. USD SOFR + 1.88% thereafter)(4)	307,936
	Citigroup, Inc.
333,000	3.20%, 10/21/2026	327,894
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.8% - (continued)
	Commercial Banks - 11.9% - (continued)
$ 222,000	5.41%, 09/19/2039, (5.41% fixed rate until 09/19/2034; 5 yr. USD CMT + 1.73% thereafter)(4)	$217,358
191,000	5.83%, 02/13/2035, (5.83% fixed rate until 02/13/2034; 6 mo. USD SOFR + 2.06% thereafter)(4)	194,228
494,000	6.02%, 01/24/2036, (6.02% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.83% thereafter)(4)	506,267
360,000	Credit Agricole SA 5.22%, 05/27/2031, (5.22% fixed rate until 05/27/2030; 6 mo. USD SOFR + 1.46% thereafter)(1)(4)	365,882
	JP Morgan Chase & Co.
123,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(4)	124,593
591,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(4)	612,649
	Lloyds Banking Group PLC
544,000	1.63%, 05/11/2027, (1.63% fixed rate until 05/11/2026; 1 yr. USD CMT + 0.85% thereafter)(4)	531,261
291,000	6.07%, 06/13/2036, (6.07% fixed rate until 06/13/2035; 1 yr. USD CMT + 1.60% thereafter)(4)	297,757
390,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(4)	376,744
206,000	Morgan Stanley 5.12%, 02/01/2029, (5.12% fixed rate until 02/01/2028; 6 mo. USD SOFR + 1.73% thereafter)(4)	209,028
390,000	National Securities Clearing Corp. 5.00%, 05/30/2028(1)	396,924
	NatWest Group PLC
301,000	1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 1 yr. USD CMT + 0.90% thereafter)(4)	293,271
282,000	7.47%, 11/10/2026, (7.47% fixed rate until 11/10/2025; 1 yr. USD CMT + 2.85% thereafter)(4)	284,007
352,000	Santander U.K. Group Holdings PLC 1.67%, 06/14/2027, (1.67% fixed rate until 06/14/2026; 6 mo. USD SOFR + 0.99% thereafter)(4)	342,698
886,000	Societe Generale SA 6.10%, 04/13/2033, (6.10% fixed rate until 04/13/2032; 1 yr. USD CMT + 1.60% thereafter)(1)(4)	923,365
	Wells Fargo & Co.
364,000	2.39%, 06/02/2028, (2.39% fixed rate until 06/02/2027; 6 mo. USD SOFR + 2.10% thereafter)(4)	350,455
141,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(4)	145,186
		9,884,300
	Diversified Financial Services - 0.6%
161,000	Aircastle Ltd./Aircastle Ireland DAC 5.75%, 10/01/2031(1)	165,229
200,000	Avolon Holdings Funding Ltd. 5.75%, 11/15/2029(1)	205,887
100,000	MMH Master LLC 6.38%, 02/01/2034(1)	101,536
		472,652
	Electric - 2.7%
603,000	Ameren Missouri Securitization Funding I LLC 4.85%, 10/01/2041	599,403

6

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.8% - (continued)
	Electric - 2.7% - (continued)
$ 506,000	Enel Finance International NV 2.13%, 07/12/2028(1)(5)	$471,765
200,000	NYSEG Storm Funding LLC 5.16%, 05/01/2035	199,502
514,000	Public Service Enterprise Group, Inc. 1.60%, 08/15/2030	443,005
575,000	Swepco Storm Recovery Funding LLC 4.88%, 09/01/2041	569,252
		2,282,927
	Entertainment - 0.7%
400,000	Flutter Treasury DAC 5.88%, 06/04/2031(1)(6)	402,638
224,000	Warnermedia Holdings, Inc. 4.05%, 03/15/2029	210,323
		612,961
	Food - 0.7%
605,000	Flowers Foods, Inc. 6.20%, 03/15/2055	591,467
	Healthcare - Services - 0.9%
183,000	Adventist Health System 5.76%, 12/01/2034	182,866
434,000	Cigna Group 4.38%, 10/15/2028	432,455
135,000	Orlando Health Obligated Group 5.48%, 10/01/2035	138,518
		753,839
	Insurance - 4.4%
2,000	Aflac, Inc. 6.45%, 08/15/2040	2,172
524,000	Belrose Funding Trust II 6.79%, 05/15/2055(1)	536,123
	Equitable Financial Life Global Funding
258,000	1.40%, 08/27/2027(1)	241,874
400,000	5.00%, 03/27/2030(1)	405,593
1,110,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	1,105,265
207,000	Lincoln Financial Global Funding 5.30%, 01/13/2030(1)	212,076
387,000	Metropolitan Life Global Funding I 2.40%, 01/11/2032(1)(6)	336,085
340,000	Mutual of Omaha Cos Global Funding 5.00%, 04/01/2030(1)	344,343
464,000	Peachtree Corners Funding Trust II 6.01%, 05/15/2035(1)	480,275
		3,663,806
	Iron/Steel - 0.2%
186,000	Vale Overseas Ltd. 6.40%, 06/28/2054	182,659
	Media - 0.0%
45,000	Discovery Communications LLC 3.63%, 05/15/2030	39,862
	Oil & Gas - 2.3%
212,000	APA Corp. 6.10%, 02/15/2035(1)	207,667
469,000	Canadian Natural Resources Ltd. 5.85%, 02/01/2035	476,701
134,000	Coterra Energy, Inc. 5.40%, 02/15/2035	132,081
407,000	Eni SpA 5.75%, 05/19/2035(1)	415,331
135,000	Expand Energy Corp. 5.70%, 01/15/2035	136,711
212,000	Harbour Energy PLC 6.33%, 04/01/2035(1)	212,103
343,000	HF Sinclair Corp. 5.75%, 01/15/2031	351,077
		1,931,671
	Pipelines - 1.8%
	Enbridge, Inc.
260,000	5.30%, 04/05/2029	265,831
278,000	5.55%, 06/20/2035	280,637
	Energy Transfer LP
511,000	3.75%, 05/15/2030	489,696
442,000	5.60%, 09/01/2034	446,986
		1,483,150
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.8% - (continued)
	Real Estate Investment Trusts - 2.6%
	Cousins Properties LP
$ 333,000	5.25%, 07/15/2030	$338,303
55,000	5.38%, 02/15/2032	55,522
574,000	Crown Castle, Inc. 2.10%, 04/01/2031	493,948
228,000	GLP Capital LP/GLP Financing II, Inc. 5.63%, 09/15/2034	227,704
147,000	Highwoods Realty LP 7.65%, 02/01/2034	165,711
182,000	Kilroy Realty LP 6.25%, 01/15/2036	182,744
687,000	Omega Healthcare Investors, Inc. 5.20%, 07/01/2030	689,181
		2,153,113
	Semiconductors - 0.7%
542,000	Broadcom, Inc. 4.90%, 07/15/2032	543,671
	Telecommunications - 2.3%
824,000	AT&T, Inc. 1.65%, 02/01/2028	771,392
912,000	T-Mobile USA, Inc. 2.05%, 02/15/2028	860,791
242,000	Verizon Communications, Inc. 5.40%, 07/02/2037(1)	241,820
		1,874,003
	Total Corporate Bonds (cost $29,307,174)	$29,775,419
FOREIGN GOVERNMENT OBLIGATIONS - 2.5%
	Mexico - 1.8%
559,000	Eagle Funding Luxco SARL 5.50%, 08/17/2030(1)	$561,516
	Mexico Government International Bonds
416,000	6.63%, 01/29/2038	418,080
237,000	6.88%, 05/13/2037	244,584
238,000	7.38%, 05/13/2055	245,140
		1,469,320
	Romania - 0.7%
	Romania Government International Bonds
266,000	5.75%, 09/16/2030(1)	267,190
312,000	6.63%, 05/16/2036(1)	311,610
		578,800
	Total Foreign Government Obligations (cost $2,026,098)	$2,048,120
MUNICIPAL BONDS - 12.3%
	General - 2.8%
235,000	New York State Dormitory Auth, NY, Rev 5.00%, 03/15/2051	$236,843
2,045,000	New York State Thruway Auth, NY, Rev 5.00%, 03/15/2053	2,059,360
		2,296,203
	Power - 0.1%
85,000	Los Angeles Department of Water & Power, CA, Rev, (BAM) 5.00%, 07/01/2053	84,611
	School District - 1.0%
70,000	Comal Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2050(7)	70,576
90,000	Northside Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2055	90,496
	Princeton Independent School Dist, TX, GO, (PSF-GTD)
30,000	5.00%, 02/15/2050(7)	30,218
25,000	5.25%, 02/15/2055(7)	25,689
610,000	Spring Independent School Dist, TX, GO, (PSF-GTD) 5.25%, 08/15/2055(7)	629,967
		846,946

7

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 12.3% - (continued)
	Single Family Housing - 5.4%
$ 100,000	Florida Housing Finance Corp., FL, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2055	$103,936
	Illinois Housing Dev Auth, IL, Rev, (FHLMC), (FNMA), (GNMA)
475,000	6.00%, 04/01/2054	488,818
1,060,000	(FHLMC), (FNMA), (GNMA) 6.25, 10/01/2054,	1,102,052
	Indiana Housing & Community Dev Auth, IN, Rev, (FHLMC), (FNMA), (GNMA)
100,000	6.00%, 07/01/2054	103,488
100,000	6.00%, 07/01/2055	103,444
100,000	6.25%, 01/01/2054	104,074
120,000	6.25%, 07/01/2054	124,655
140,000	6.25%, 07/01/2055	146,724
	Iowa Finance Auth, IA, Rev, (FHLMC), (FNMA), (GNMA)
395,000	(FHLMC), (FNMA), (GNMA) 6.25, 07/01/2054,	410,511
100,000	6.25%, 07/01/2055	104,836
100,000	Kentucky Housing Corp., KY, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	105,896
	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA)
100,000	6.25%, 09/01/2047	103,859
95,000	6.25%, 09/01/2049	98,657
100,000	6.25%, 09/01/2052	104,884
	Nevada Housing Division, NV, Rev, (FHLMC), (FNMA), (GNMA)
445,000	6.25%, 10/01/2054	461,248
100,000	6.25%, 10/01/2055	104,494
660,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA) 6.00, 01/01/2054,	680,390
		4,451,966
	Student Loan - 0.3%
	New Hampshire Health & Education Facs Auth Act, NH, Rev
165,000	5.04%, 11/01/2034	163,250
90,000	5.34%, 11/01/2044	81,134
		244,384
	Tobacco - 1.1%
1,045,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	920,769
	Utilities - 0.7%
	Texas Natural Gas Securitization Finance Corp., TX, Rev
239,204	5.10%, 04/01/2035	243,789
360,000	5.17%, 04/01/2041	364,703
		608,492
	Water - 0.9%
545,000	Northern Texas Municipal Water Dist System Dist, TX, Rev 5.00%, 09/01/2055	548,531
215,000	Peace River Manasota Regional Water Supply Auth, FL, Rev 5.50%, 10/01/2055(7)	226,188
		774,719
	Total Municipal Bonds (cost $10,166,891)	$10,228,090
U.S. GOVERNMENT AGENCIES - 24.8%
	Mortgage-Backed Agencies - 24.8%
	Federal Home Loan Mortgage Corp. - 11.4%
815,469	3.00%, 09/01/2050	$702,632
615,418	4.50%, 08/25/2033(3)	611,078
804,510	5.00%, 08/01/2052	785,663
803,744	5.00%, 11/01/2052	786,106
1,040,000	5.50%, 08/01/2055	1,041,462
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 24.8% - (continued)
	Mortgage-Backed Agencies - 24.8% - (continued)
	Federal Home Loan Mortgage Corp. - 11.4% - (continued)
$ 222,556	5.55%, 10/25/2054, 30 day USD SOFR Average + 1.20%(2)	$223,050
856,527	5.55%, 02/25/2055, 30 day USD SOFR Average + 1.20%(2)	858,341
1,652,000	5.55%, 08/25/2055, 30 day USD SOFR Average + 1.20%(2)	1,653,434
829,937	5.60%, 05/25/2055, 30 day USD SOFR Average + 1.25%(2)	833,412
364,731	6.00%, 01/01/2053	370,953
291,650	6.00%, 03/01/2053	295,999
805,331	6.00%, 06/01/2055	824,085
476,473	6.50%, 02/01/2054	491,394
		9,477,609
	Federal National Mortgage Association - 10.3%
940,121	2.50%, 12/01/2051	780,561
1,697,295	2.50%, 02/01/2052	1,395,277
1,157,429	3.00%, 05/01/2052	992,287
450,757	5.00%, 08/01/2052	440,912
403,665	5.00%, 10/01/2052	394,807
383,471	5.00%, 12/01/2054	373,342
809,730	5.45%, 12/25/2054, 30 day USD SOFR Average + 1.10%(2)	809,384
294,054	5.50%, 10/01/2054	292,577
471,653	5.55%, 02/25/2055, 30 day USD SOFR Average + 1.20%(2)	472,855
1,187,022	5.60%, 07/25/2055, 30 day USD SOFR Average + 1.25%(2)	1,192,735
584,584	6.00%, 02/01/2053	594,159
817,802	6.00%, 10/01/2054	829,704
		8,568,600
	Government National Mortgage Association - 3.1%
550,982	5.45%, 01/20/2055, 30 day USD SOFR Average + 1.10%(2)	551,068
430,308	5.50%, 12/20/2052	432,741
213,836	5.50%, 05/20/2053	214,285
803,588	5.50%, 01/20/2055	801,925
549,791	6.00%, 12/20/2052	561,322
		2,561,341
	Total U.S. Government Agencies (cost $20,584,646)	$20,607,550
U.S. GOVERNMENT SECURITIES - 22.6%
	U.S. Treasury Securities - 22.6%
	U.S. Treasury Bonds - 12.4%
548,000	1.38%, 11/15/2040	$347,145
281,400	3.00%, 08/15/2052	200,047
1,440,000	3.63%, 02/15/2053	1,158,694
2,372,000	3.88%, 02/15/2043	2,100,425
851,000	4.00%, 11/15/2052	733,489
360,500	4.13%, 08/15/2053	317,310
521,000	4.25%, 08/15/2054	468,574
646,900	4.50%, 11/15/2054	606,873
162,000	4.63%, 05/15/2054	155,045
911,000	4.63%, 02/15/2055	872,710
2,015,000	4.75%, 11/15/2043	1,989,498
1,334,000	4.75%, 02/15/2045	1,311,280
66,000	4.75%, 11/15/2053	64,430
		10,325,520
	U.S. Treasury Notes - 10.2%
321,000	0.75%, 05/31/2026	311,929
528,000	3.75%, 04/15/2028	526,020
13,000	3.88%, 03/15/2028	12,997
1,142,000	3.88%, 06/15/2028	1,141,822

8

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 22.6% - (continued)
	U.S. Treasury Securities - 22.6% - (continued)
	U.S. Treasury Notes - 10.2% - (continued)
$ 1,768,000	3.88%, 06/30/2030		$1,761,646
701,000	4.00%, 02/28/2030		702,889
163,000	4.00%, 05/31/2030		163,395
434,000	4.00%, 04/30/2032		430,830
2,121,900	4.25%, 05/15/2035		2,103,333
571,000	4.38%, 01/31/2032		579,610
697,700	4.63%, 02/15/2035		712,853
			8,447,324
	Total U.S. Government Securities (cost $19,614,311)		$18,772,844
	Total Long-Term Investments (cost $82,377,069)		$82,109,911
SHORT-TERM INVESTMENTS - 0.8%
	Securities Lending Collateral - 0.8%
681,250	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(8)		$681,250
	Total Short-Term Investments (cost $681,250)		$681,250
	Total Investments (cost $83,058,319)	99.6%	$82,791,161
	Other Assets and Liabilities	0.4%	297,234
	Net Assets	100.0%	$83,088,395
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$11,114,873, representing 13.4% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2025. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Represents entire or partial securities on loan.
(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $979,787 at July 31, 2025.
(8)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	12	09/30/2025	$2,483,813	$(1,523)
U.S. Treasury 5-Year Note Future	50	09/30/2025	5,408,594	19,606
U.S. Treasury 10-Year Note Future	79	09/19/2025	8,773,937	122,669
U.S. Treasury Ultra Bond Future	9	09/19/2025	1,055,812	36,754
Total				$177,506
Short position contracts:
U.S. Treasury 10-Year Ultra Future	(25)	09/19/2025	$(2,826,953)	$(53,369)
Total futures contracts				$124,137
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

9

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$677,888	$—	$677,888	$—
Corporate Bonds	29,775,419	—	29,775,419	—
Foreign Government Obligations	2,048,120	—	2,048,120	—
Municipal Bonds	10,228,090	—	10,228,090	—
U.S. Government Agencies	20,607,550	—	20,607,550	—
U.S. Government Securities	18,772,844	—	18,772,844	—
Short-Term Investments	681,250	681,250	—	—
Futures Contracts(2)	179,029	179,029	—	—
Total	$82,970,190	$860,279	$82,109,911	$—
Liabilities
Futures Contracts(2)	$(54,892)	$(54,892)	$—	$—
Total	$(54,892)	$(54,892)	$—	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

10

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments
July 31, 2025 (Unaudited)

At July 31, 2025, the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") was in the process of liquidation. The Fund's net assets of $40,028,274 consisted mainly of cash and did not include any investments.

11

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 9.8%
	United States - 9.8%
	Federal Home Loan Mortgage Corp. - 1.2%
$ 37,000	4.50%, 09/01/2052	$35,253
48,058	5.00%, 09/01/2052	47,006
76,596	5.00%, 11/01/2052	74,915
73,208	5.50%, 01/01/2054	72,903
46,886	5.50%, 06/01/2054	46,680
190,000	5.50%, 08/01/2055	190,267
39,975	6.00%, 01/01/2053	40,657
118,148	6.00%, 10/01/2053	119,931
517,978	6.00%, 10/01/2054	525,215
314,370	6.00%, 03/01/2055	319,518
76,850	6.50%, 02/01/2054	79,257
		1,551,602
	Federal National Mortgage Association - 5.8%
16,840	4.50%, 06/01/2052	16,003
33,650	5.00%, 10/01/2052	32,912
91,700	5.00%, 04/01/2053	89,587
110,782	5.00%, 12/01/2053	108,071
391,283	5.00%, 09/01/2054	380,918
624,341	5.00%, 10/01/2054	607,803
85,825	5.50%, 01/01/2053	85,624
207,669	5.50%, 12/01/2053	206,835
264,084	5.50%, 01/01/2054	263,003
217,505	5.50%, 02/01/2054	216,565
309,995	5.50%, 03/01/2054	308,630
659,956	5.50%, 09/01/2054	657,051
538,016	5.50%, 10/01/2054	535,315
466,863	5.50%, 01/01/2055	464,519
149,854	6.00%, 01/01/2053	152,374
101,407	6.00%, 02/01/2053	103,068
242,796	6.00%, 11/01/2053	246,767
152,128	6.00%, 12/01/2053	154,616
272,417	6.00%, 01/01/2054	276,434
229,952	6.00%, 02/01/2054	233,316
587,250	6.00%, 05/01/2054	597,774
344,750	6.00%, 08/01/2054	349,652
87,765	6.00%, 09/01/2054	88,991
1,289,256	6.00%, 11/01/2054	1,307,269
199,052	6.00%, 07/01/2055	201,833
33,065	6.50%, 10/01/2053	34,138
25,563	6.50%, 12/01/2053	26,375
6,962	6.50%, 02/01/2054	7,180
105,221	6.50%, 04/01/2054	108,516
		7,861,139
	Government National Mortgage Association - 2.8%
114,186	5.00%, 09/20/2053	111,598
485,016	5.00%, 10/20/2054	473,623
88,971	5.00%, 02/20/2055	86,880
78,448	5.50%, 05/20/2053	78,613
87,371	5.50%, 06/20/2053	87,555
84,741	5.50%, 12/20/2053	84,853
417,979	5.50%, 01/20/2054	418,078
518,188	5.50%, 10/20/2054	517,268
516,382	5.50%, 01/20/2055	515,313
118,143	5.50%, 02/20/2055	117,898
118,007	6.00%, 12/20/2052	120,482
163,213	6.00%, 12/20/2053	166,224
226,945	6.00%, 01/20/2054	230,939
33,286	6.00%, 05/20/2054	33,835
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 9.8% - (continued)
	United States - 9.8% - (continued)
	Government National Mortgage Association - 2.8% - (continued)
$ 546,699	6.00%, 08/20/2054	$554,869
146,468	6.00%, 09/20/2054	148,586
12,828	6.50%, 01/20/2054	13,189
		3,759,803
	Total U.S. Government Agencies (cost $13,063,187)	$13,172,544
COMMON STOCKS - 55.5%
	Australia - 0.7%
2,641	ANZ Group Holdings Ltd.	$51,826
5,579	BlueScope Steel Ltd.	84,579
1,344	Commonwealth Bank of Australia	152,584
705	Macquarie Group Ltd.	97,632
2,449	National Australia Bank Ltd.	60,776
516	Rio Tinto Ltd.	36,697
1,279	Rio Tinto PLC	76,176
11,745	Santos Ltd.	59,100
1,773	Wesfarmers Ltd.	96,982
5,838	Westpac Banking Corp.	126,043
2,543	Woodside Energy Group Ltd.	43,034
1,789	Woolworths Group Ltd.	36,116
		921,545
	Austria - 0.0%
576	Erste Group Bank AG	52,672
	Belgium - 0.1%
1,332	Anheuser-Busch InBev SA	76,580
1,258	Groupe Bruxelles Lambert NV	105,169
		181,749
	Brazil - 0.5%
111	MercadoLibre, Inc.*	263,502
4,265	NU Holdings Ltd. Class A*	52,118
3,983	Petroleo Brasileiro SA - Petrobras ADR	50,743
1,962	Wheaton Precious Metals Corp.	179,435
1,765	Yara International ASA	65,247
		611,045
	Canada - 1.1%
836	Alimentation Couche-Tard, Inc.	43,441
504	Bank of Montreal	55,631
1,233	Bank of Nova Scotia	68,600
1,293	Canadian Imperial Bank of Commerce	92,412
464	Canadian National Railway Co.	43,326
3,122	Canadian Natural Resources Ltd.	98,824
1,350	Canadian Pacific Kansas City Ltd.	99,282
525	Canadian Tire Corp. Ltd. Class A(1)	70,316
54	Constellation Software, Inc.	186,298
834	Enbridge, Inc.	37,770
1,003	Fortis, Inc.	49,079
1,837	Manulife Financial Corp.	56,836
1,029	Nutrien Ltd.	61,052
1,537	Open Text Corp.	45,236
1,345	Pembina Pipeline Corp.	49,991
1,369	Rogers Communications, Inc. Class B	45,726
592	Royal Bank of Canada	75,961
905	Shopify, Inc. Class A*	110,623
537	Sun Life Financial, Inc.	32,741

12

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 55.5% - (continued)
	Canada - 1.1% - (continued)
1,618	Suncor Energy, Inc.	$63,816
652	TC Energy Corp.	31,132
948	Toronto-Dominion Bank	69,047
		1,487,140
	China - 1.6%
11,300	Alibaba Group Holding Ltd.	169,893
3,000	Baidu, Inc. Class A*	32,824
15,000	BYD Co. Ltd. Class H(1)	219,013
166,000	CGN Power Co. Ltd. Class H(2)	62,361
41,000	China Life Insurance Co. Ltd. Class H	118,433
17,000	China Mengniu Dairy Co. Ltd.	35,377
12,500	China Merchants Bank Co. Ltd. Class H	81,114
14,500	China Resources Land Ltd.	53,171
2,700	Contemporary Amperex Technology Co. Ltd. Class A	98,852
3,600	JD.com, Inc. Class A	56,743
9,000	Li Ning Co. Ltd.	19,068
4,400	Meituan Class B*(2)	67,881
3,200	NetEase, Inc.	83,655
568	PDD Holdings, Inc. ADR*	64,440
4,000	Ping An Insurance Group Co. of China Ltd. Class H	27,461
1,969	Prosus NV*	112,481
7,300	Tencent Holdings Ltd.	511,089
5,500	Wuxi Biologics Cayman, Inc.*(2)	22,363
36,200	Xiaomi Corp. Class B*(2)	243,552
1,304	Yum China Holdings, Inc.	60,871
		2,140,642
	Denmark - 0.2%
485	DSV AS	108,681
3,454	Novo Nordisk AS Class B	160,639
		269,320
	Finland - 0.0%
2,256	UPM-Kymmene OYJ	58,470
	France - 1.3%
474	Air Liquide SA	93,253
1,384	Airbus SE	278,260
1,679	AXA SA	81,548
1,463	BNP Paribas SA	133,394
312	Capgemini SE	46,449
617	Cie de Saint-Gobain SA	70,780
1,079	Eiffage SA	144,840
377	EssilorLuxottica SA	112,103
32	Hermes International SCA	78,256
98	Kering SA	24,063
888	Legrand SA	131,164
213	L'Oreal SA	94,249
150	LVMH Moet Hennessy Louis Vuitton SE	80,522
285	Pernod Ricard SA(1)	29,289
598	Safran SA	197,191
1,714	TotalEnergies SE	101,924
577	Vinci SA	80,150
		1,777,435
	Germany - 1.2%
457	adidas AG	87,346
262	Allianz SE	103,537
1,574	BASF SE	77,141
956	Bayer AG	29,733
750	Bayerische Motoren Werke AG	71,364
861	Beiersdorf AG	106,990
1,701	Deutsche Post AG	76,214
Shares or Principal Amount		Market Value†
COMMON STOCKS - 55.5% - (continued)
	Germany - 1.2% - (continued)
3,320	Deutsche Telekom AG	$119,075
2,121	Infineon Technologies AG	83,319
1,318	Mercedes-Benz Group AG	74,625
1,459	RWE AG	59,856
1,773	SAP SE	506,999
983	Siemens AG	250,373
269	Siemens Energy AG*	31,144
		1,677,716
	Greece - 0.1%
2,923	OPAP SA	65,580
	Hong Kong - 0.4%
25,200	AIA Group Ltd.	234,969
7,500	CK Asset Holdings Ltd.	34,367
3,900	Hang Seng Bank Ltd.	56,810
1,600	Hong Kong Exchanges & Clearing Ltd.	86,590
4,500	MTR Corp. Ltd.	16,188
4,691	Prudential PLC	59,511
3,000	Sun Hung Kai Properties Ltd.	35,632
5,000	Techtronic Industries Co. Ltd.	59,788
		583,855
	India - 0.8%
1,667	Axis Bank Ltd. GDR(3)	101,354
4,683	Dr. Reddy's Laboratories Ltd. ADR	66,592
5,012	GAIL India Ltd. GDR(3)	60,395
2,410	HDFC Bank Ltd. ADR	185,016
5,547	ICICI Bank Ltd. ADR	186,934
4,010	Infosys Ltd. ADR(1)	67,047
1,994	Larsen & Toubro Ltd. GDR(3)	81,854
2,015	Mahindra & Mahindra Ltd.	73,403
2,271	Mahindra & Mahindra Ltd. GDR(3)	81,983
1,542	Reliance Industries Ltd. GDR(2)	97,146
20,657	Wipro Ltd. ADR(1)	56,187
		1,057,911
	Indonesia - 0.1%
194,300	Bank Central Asia Tbk. PT	97,382
184,100	Indofood Sukses Makmur Tbk. PT	95,061
		192,443
	Ireland - 0.1%
429	Accenture PLC Class A	114,586
	Italy - 0.5%
9,006	Enel SpA	79,417
3,350	Eni SpA	57,176
88	Ferrari NV	38,589
4,330	FinecoBank Banca Fineco SpA	92,203
57,872	Intesa Sanpaolo SpA	348,694
		616,079
	Japan - 2.6%
4,000	Astellas Pharma, Inc.	41,474
1,300	Bridgestone Corp.	52,585
2,200	Daiichi Sankyo Co. Ltd.	53,970
300	Daikin Industries Ltd.	36,887
1,900	FANUC Corp.	52,890
200	Fast Retailing Co. Ltd.	61,006
2,400	Hankyu Hanshin Holdings, Inc.	62,548
9,400	Hitachi Ltd.	287,646
7,200	Honda Motor Co. Ltd.	74,541
400	Hoya Corp.	50,465
1,800	ITOCHU Corp.	94,415
1,700	Kao Corp.	76,494
3,400	KDDI Corp.	55,799

13

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 55.5% - (continued)
	Japan - 2.6% - (continued)
300	Keyence Corp.	$108,519
4,500	Kirin Holdings Co. Ltd.	59,300
4,900	Mitsubishi Corp.	96,645
9,900	Mitsubishi HC Capital, Inc.	73,177
4,800	Mitsubishi Heavy Industries Ltd.	114,607
16,600	Mitsubishi UFJ Financial Group, Inc.	228,794
3,900	Mitsui & Co. Ltd.	79,391
3,000	Murata Manufacturing Co. Ltd.	44,652
2,000	NIDEC Corp.	38,373
1,300	Nintendo Co. Ltd.	108,653
46,700	NTT, Inc.	47,161
3,600	ORIX Corp.	80,867
1,800	Otsuka Holdings Co. Ltd.	85,697
3,700	Recruit Holdings Co. Ltd.	219,525
4,600	Seven & i Holdings Co. Ltd.	60,643
300	Shimano, Inc.	32,819
2,300	Shin-Etsu Chemical Co. Ltd.	66,187
100	SMC Corp.	34,797
1,900	SoftBank Group Corp.	145,082
10,000	Sony Group Corp.	240,533
5,700	Sumitomo Mitsui Financial Group, Inc.	143,792
2,800	Takeda Pharmaceutical Co. Ltd.	76,915
2,900	Tokio Marine Holdings, Inc.	116,443
400	Tokyo Electron Ltd.	63,591
8,200	Toyota Motor Corp.	145,858
		3,512,741
	Jersey - 0.0%
694	Aptiv PLC*	47,636
	Malaysia - 0.1%
10,100	Hong Leong Bank Bhd.	44,901
1,000	Nestle Malaysia Bhd.	20,624
27,000	Public Bank Bhd.	26,591
21,600	RHB Bank Bhd.	31,011
		123,127
	Mexico - 0.1%
46,764	America Movil SAB de CV Series B	42,290
14,485	Grupo Mexico SAB de CV Series B	90,365
14,368	Wal-Mart de Mexico SAB de CV	42,346
		175,001
	Netherlands - 0.5%
120	Argenx SE*	81,399
505	ASML Holding NV	350,002
1,108	Heineken NV	86,969
4,659	ING Groep NV	108,580
305	NXP Semiconductors NV	65,200
		692,150
	Norway - 0.2%
1,839	DNB Bank ASA	46,526
6,067	Equinor ASA	155,847
		202,373
	Philippines - 0.0%
3,630	SM Investments Corp.	50,779
	Singapore - 0.4%
8,210	DBS Group Holdings Ltd.	301,344
15,400	Keppel Ltd.	100,051
269	Sea Ltd. ADR*	42,139
1,300	STMicroelectronics NV	33,038
		476,572
Shares or Principal Amount		Market Value†
COMMON STOCKS - 55.5% - (continued)
	South Africa - 0.2%
2,362	Anglo American PLC	$66,462
17,461	FirstRand Ltd.	74,149
7,972	Remgro Ltd.	72,631
303	Valterra Platinum Ltd.(1)	13,526
		226,768
	South Korea - 0.7%
77	Alteogen, Inc.*	24,839
213	Hanwha Aerospace Co. Ltd.	151,965
1,616	KB Financial Group, Inc. ADR	127,906
1,204	Kia Corp.	88,098
402	POSCO Holdings, Inc. ADR	21,965
290	Samsung Electronics Co. Ltd. GDR(3)	364,530
2,404	Shinhan Financial Group Co. Ltd. ADR	117,075
		896,378
	Spain - 0.6%
18,105	Banco Bilbao Vizcaya Argentaria SA	301,960
20,408	Banco Santander SA	175,321
13,530	Iberdrola SA	237,807
712	Industria de Diseno Textil SA	34,010
		749,098
	Sweden - 0.2%
6,447	Atlas Copco AB Class A	98,177
5,080	Investor AB Class B	147,216
1,540	Volvo AB Class B	44,229
		289,622
	Switzerland - 0.9%
2,368	ABB Ltd.	154,626
545	Baloise Holding AG	130,617
4	Chocoladefabriken Lindt & Spruengli AG	58,842
901	Cie Financiere Richemont SA Class A	147,112
143	Geberit AG	109,552
12	Givaudan SA	50,164
100	Lonza Group AG*	69,697
46	Partners Group Holding AG	61,838
546	Sika AG	128,845
485	TE Connectivity PLC	99,789
3,332	UBS Group AG	123,830
80	Zurich Insurance Group AG	54,569
		1,189,481
	Taiwan - 1.1%
3,751	Chunghwa Telecom Co. Ltd. ADR	162,794
8,882	Hon Hai Precision Industry Co. Ltd. GDR(3)	103,475
13,000	Taiwan Semiconductor Manufacturing Co. Ltd.	500,490
2,931	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	708,188
10,417	United Microelectronics Corp. ADR	71,252
		1,546,199
	Thailand - 0.0%
32,700	Airports of Thailand PCL NVDR	40,864
	United Kingdom - 1.8%
1,893	AstraZeneca PLC	276,173
7,312	BAE Systems PLC	174,469
30,463	Barclays PLC	148,904
9,500	CK Hutchison Holdings Ltd.	61,835
2,279	Compass Group PLC	80,083
3,573	Diageo PLC	86,601
508	Flutter Entertainment PLC*	153,548
33,106	HSBC Holdings PLC	403,196
185,174	Lloyds Banking Group PLC	189,886
371	London Stock Exchange Group PLC	45,223

14

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 55.5% - (continued)
	United Kingdom - 1.8% - (continued)
4,046	National Grid PLC	$56,855
288	Next PLC	46,748
651	Reckitt Benckiser Group PLC	48,790
4,206	RELX PLC	218,548
2,194	Severn Trent PLC	76,938
4,801	Standard Chartered PLC	86,067
16,264	Tesco PLC	91,378
3,160	Unilever PLC	183,344
30,148	Vodafone Group PLC	32,686
		2,461,272
	United States - 37.4%
494	3M Co.	73,715
1,182	Abbott Laboratories	149,157
1,589	AbbVie, Inc.	300,353
309	Adobe, Inc.*	110,526
1,811	Advanced Micro Devices, Inc.*	319,297
797	Aflac, Inc.	79,190
321	Agilent Technologies, Inc.	36,854
193	Air Products & Chemicals, Inc.	55,561
435	Airbnb, Inc. Class A*	57,598
994	Alcon AG	87,142
7,723	Alphabet, Inc. Class A	1,482,044
3,302	Alphabet, Inc. Class C	636,824
8,083	Amazon.com, Inc.*	1,892,311
3,158	Amcor PLC	29,527
358	American Electric Power Co., Inc.	40,504
904	American Express Co.	270,576
1,220	American International Group, Inc.	94,709
286	American Tower Corp. REIT	59,600
293	American Water Works Co., Inc.	41,090
183	Ameriprise Financial, Inc.	94,829
431	AMETEK, Inc.	79,670
366	Amgen, Inc.	108,007
1,752	Amphenol Corp. Class A	186,605
325	Analog Devices, Inc.	73,005
133	Aon PLC Class A	47,309
11,495	Apple, Inc.	2,386,017
578	Applied Materials, Inc.	104,075
209	AppLovin Corp. Class A*	81,656
787	Archer-Daniels-Midland Co.	42,640
2,069	Arista Networks, Inc.*	254,942
833	ARM Holdings PLC ADR*(1)	117,765
266	Arthur J Gallagher & Co.	76,408
4,459	AT&T, Inc.	122,221
662	Atmos Energy Corp.	103,219
216	Autodesk, Inc.*	65,472
351	Automatic Data Processing, Inc.	108,634
23	AutoZone, Inc.*	86,673
735	Ball Corp.	42,086
4,388	Bank of America Corp.	207,421
214	Becton Dickinson & Co.	38,145
793	Berkshire Hathaway, Inc. Class B*	374,201
87	Biogen, Inc.*	11,136
235	Blackrock, Inc.	259,912
587	Blackstone, Inc.	101,528
686	Block, Inc.*	53,000
483	Boeing Co.*	107,149
68	Booking Holdings, Inc.	374,276
2,545	Boston Scientific Corp.*	267,021
15,256	BP PLC	81,776
3,675	Bristol-Myers Squibb Co.	159,164
4,307	Broadcom, Inc.	1,264,966
449	Cadence Design Systems, Inc.*	163,692
Shares or Principal Amount		Market Value†
COMMON STOCKS - 55.5% - (continued)
	United States - 37.4% - (continued)
927	Capital One Financial Corp.	$199,305
1,841	Carrier Global Corp.	126,329
349	Caterpillar, Inc.	152,869
621	CBRE Group, Inc. Class A*	96,715
839	Centene Corp.*	21,873
1,547	CenterPoint Energy, Inc.	60,055
1,196	Charles Schwab Corp.	116,885
113	Charter Communications, Inc. Class A*	30,438
319	Cheniere Energy, Inc.	75,246
1,142	Chevron Corp.	173,173
1,544	Chipotle Mexican Grill, Inc.*	66,207
681	Chubb Ltd.	181,173
282	Cigna Group	75,401
402	Cintas Corp.	89,465
2,752	Cisco Systems, Inc.	187,356
1,367	Citigroup, Inc.	128,088
213	CME Group, Inc.	59,274
4,610	Coca-Cola Co.	312,973
877	Cognizant Technology Solutions Corp. Class A	62,934
577	Colgate-Palmolive Co.	48,381
3,154	Comcast Corp. Class A	104,807
2,187	ConocoPhillips	208,509
498	Consolidated Edison, Inc.	51,543
251	Constellation Energy Corp.	87,308
2,007	Copart, Inc.*	90,977
1,018	Corteva, Inc.	73,428
592	CoStar Group, Inc.*	56,352
337	Costco Wholesale Corp.	316,659
4,480	Coterra Energy, Inc.	109,267
325	Crowdstrike Holdings, Inc. Class A*	147,735
583	Crown Castle, Inc. REIT	61,267
511	CSL Ltd.	88,395
1,916	CSX Corp.	68,095
1,191	CVS Health Corp.	73,961
468	Danaher Corp.	92,271
410	Darden Restaurants, Inc.	82,685
310	Deere & Co.	162,555
850	Devon Energy Corp.	28,237
477	Dexcom, Inc.*	38,527
247	Dollar Tree, Inc.*	28,047
482	Dominion Energy, Inc.	28,173
1,114	Dow, Inc.	25,945
542	DR Horton, Inc.	77,419
472	Duke Energy Corp.	57,414
616	DuPont de Nemours, Inc.	44,290
315	Eaton Corp. PLC	121,187
857	eBay, Inc.	78,630
531	Ecolab, Inc.	138,995
1,202	Edwards Lifesciences Corp.*	95,331
194	Elevance Health, Inc.	54,918
757	Eli Lilly & Co.	560,233
1,070	Emerson Electric Co.	155,696
491	EOG Resources, Inc.	58,930
90	Equinix, Inc. REIT	70,665
253	Essex Property Trust, Inc. REIT	65,826
336	Estee Lauder Cos., Inc. Class A	31,362
818	Evergy, Inc.	57,914
986	Exelon Corp.	44,311
1,279	Experian PLC	67,391
2,878	Exxon Mobil Corp.	321,300
245	FedEx Corp.	54,755
883	Fidelity National Information Services, Inc.	70,119
228	First Solar, Inc.*	39,838
662	Fiserv, Inc.*	91,978

15

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 55.5% - (continued)
	United States - 37.4% - (continued)
4,745	Ford Motor Co.	$52,527
1,917	Fortinet, Inc.*	191,508
4,956	Freeport-McMoRan, Inc.	199,429
162	Gartner, Inc.*	54,861
335	GE HealthCare Technologies, Inc.	23,892
480	GE Vernova, Inc.	316,939
218	General Dynamics Corp.	67,931
1,447	General Electric Co.	392,253
793	General Mills, Inc.	38,841
1,966	General Motors Co.	104,866
1,006	Gilead Sciences, Inc.	112,964
310	Global Payments, Inc.	24,784
217	Goldman Sachs Group, Inc.	157,019
3,635	GSK PLC	66,862
22,485	Haleon PLC	105,470
1,207	Halliburton Co.	27,037
343	HCA Healthcare, Inc.	121,419
275	Hershey Co.	51,186
367	Hilton Worldwide Holdings, Inc.	98,385
631	Home Depot, Inc.	231,899
424	Honeywell International, Inc.	94,276
674	Howmet Aerospace, Inc.	121,165
1,813	HP, Inc.	44,962
122	Humana, Inc.	30,484
219	IDEXX Laboratories, Inc.*	117,014
239	Illinois Tool Works, Inc.	61,177
269	Illumina, Inc.*	27,629
3,119	Intel Corp.	61,756
543	Intercontinental Exchange, Inc.	100,363
588	International Business Machines Corp.	148,852
487	International Flavors & Fragrances, Inc.	34,592
366	Intuit, Inc.	287,358
393	Intuitive Surgical, Inc.*	189,068
2,169	Invitation Homes, Inc. REIT	66,480
231	IQVIA Holdings, Inc.*	42,934
1,416	Johnson & Johnson	233,272
775	Johnson Controls International PLC	81,375
3,080	JP Morgan Chase & Co.	912,419
304	Keysight Technologies, Inc.*	49,829
351	Kimberly-Clark Corp.	43,742
1,604	Kinder Morgan, Inc.	45,008
1,059	KKR & Co., Inc.	155,228
195	KLA Corp.	171,411
229	L3Harris Technologies, Inc.	62,934
1,090	Lam Research Corp.	103,376
522	Lennar Corp. Class A	58,558
668	Liberty Media Corp.-Liberty Formula One Class C*	67,034
538	Linde PLC	247,620
548	Live Nation Entertainment, Inc.*	80,940
437	Lowe's Cos., Inc.	97,700
114	Lululemon Athletica, Inc.*	22,860
561	LyondellBasell Industries NV Class A	32,499
436	Marathon Petroleum Corp.	74,203
288	Marsh & McLennan Cos., Inc.	57,370
155	Martin Marietta Materials, Inc.	89,106
931	Marvell Technology, Inc.	74,824
504	Mastercard, Inc. Class A	285,501
437	McDonald's Corp.	131,131
161	McKesson Corp.	111,660
953	Medtronic PLC	85,999
1,584	Merck & Co., Inc.	123,742
2,254	Meta Platforms, Inc. Class A	1,743,334
440	MetLife, Inc.	33,418
Shares or Principal Amount		Market Value†
COMMON STOCKS - 55.5% - (continued)
	United States - 37.4% - (continued)
575	Microchip Technology, Inc.	$38,864
817	Micron Technology, Inc.	89,167
6,248	Microsoft Corp.	3,333,308
1,588	Mondelez International, Inc. Class A	102,728
1,790	Monster Beverage Corp.*	105,162
290	Moody's Corp.	149,562
1,965	Morgan Stanley	279,934
342	Motorola Solutions, Inc.	150,131
86	MSCI, Inc.	48,277
2,352	Nestle SA	205,511
552	Netflix, Inc.*	639,989
2,884	News Corp. Class A	84,559
3,247	NextEra Energy, Inc.	230,732
983	NIKE, Inc. Class B	73,420
255	Norfolk Southern Corp.	70,890
128	Northrop Grumman Corp.	73,806
2,475	Novartis AG	281,870
323	Nucor Corp.	46,212
21,599	NVIDIA Corp.	3,841,814
726	Occidental Petroleum Corp.	31,900
896	ONEOK, Inc.	73,571
1,678	Oracle Corp.	425,826
2,085	O'Reilly Automotive, Inc.*	204,997
642	Otis Worldwide Corp.	55,013
637	PACCAR, Inc.	62,910
1,747	Palantir Technologies, Inc. Class A*	276,637
582	Palo Alto Networks, Inc.*	101,035
354	Parker-Hannifin Corp.	259,093
373	Paychex, Inc.	53,835
649	PayPal Holdings, Inc.*	44,625
1,005	PepsiCo, Inc.	138,610
3,459	Pfizer, Inc.	80,560
419	Phillips 66	51,780
848	PNC Financial Services Group, Inc.	161,349
348	PPG Industries, Inc.	36,714
2,535	Procter & Gamble Co.	381,441
466	Progressive Corp.	112,791
708	Prologis, Inc. REIT	75,600
305	Prudential Financial, Inc.	31,592
686	Public Service Enterprise Group, Inc.	61,596
192	Public Storage REIT	52,212
690	QUALCOMM, Inc.	101,264
89	Regeneron Pharmaceuticals, Inc.	48,546
233	ResMed, Inc.	63,362
858	Roche Holding AG	267,759
154	Roper Technologies, Inc.	84,762
371	Ross Stores, Inc.	50,656
946	RTX Corp.	149,061
204	S&P Global, Inc.	112,424
905	Salesforce, Inc.	233,789
854	Sanofi SA	76,664
179	SBA Communications Corp. REIT	40,225
1,161	Schlumberger NV	39,242
1,079	Schneider Electric SE	279,238
644	Sempra	52,602
188	ServiceNow, Inc.*	177,307
746	SharkNinja, Inc.*	86,611
8,066	Shell PLC	290,191
335	Sherwin-Williams Co.	110,845
764	Simon Property Group, Inc. REIT	125,136
399	Snowflake, Inc. Class A*	89,176
136	Solventum Corp.*	9,705
732	Southern Co.	69,159
279	Spotify Technology SA*	174,805
904	Starbucks Corp.	80,601

16

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 55.5% - (continued)
	United States - 37.4% - (continued)
3,247	Stellantis NV	$28,655
462	Stryker Corp.	181,441
231	Synopsys, Inc.*	146,332
921	Sysco Corp.	73,312
472	T. Rowe Price Group, Inc.	47,884
625	Tapestry, Inc.	67,519
652	Targa Resources Corp.	108,499
386	Target Corp.	38,793
159	Teledyne Technologies, Inc.*	87,612
1,977	Tesla, Inc.*	609,450
1,095	Texas Instruments, Inc.	198,261
480	Thermo Fisher Scientific, Inc.	224,486
1,041	TJX Cos., Inc.	129,636
784	T-Mobile U.S., Inc.	186,913
547	Trade Desk, Inc. Class A*	47,567
309	Trane Technologies PLC	135,367
69	TransDigm Group, Inc.	110,984
1,033	Trimble, Inc.*	86,658
1,961	U.S. Bancorp	88,167
2,439	Uber Technologies, Inc.*	214,022
373	Union Pacific Corp.	82,795
528	United Parcel Service, Inc. Class B	45,492
760	UnitedHealth Group, Inc.	189,666
353	Valero Energy Corp.	48,470
229	Veeva Systems, Inc. Class A*	65,082
1,297	Ventas, Inc. REIT	87,132
505	VeriSign, Inc.	135,779
267	Verisk Analytics, Inc.	74,416
2,677	Verizon Communications, Inc.	114,468
236	Vertex Pharmaceuticals, Inc.*	107,821
488	Vertiv Holdings Co. Class A	71,053
1,682	Visa, Inc. Class A	581,081
151	Vistra Corp.	31,490
474	Vulcan Materials Co.	130,194
3,392	Walmart, Inc.	332,348
2,031	Walt Disney Co.	241,912
3,656	Warner Bros Discovery, Inc.*	48,150
593	Waste Connections, Inc.	110,695
238	Waste Management, Inc.	54,540
471	WEC Energy Group, Inc.	51,377
2,352	Wells Fargo & Co.	189,642
1,157	Williams Cos., Inc.	69,362
284	Workday, Inc. Class A*	65,144
558	Xcel Energy, Inc.	40,980
349	Yum! Brands, Inc.	50,308
418	Zoetis, Inc.	60,940
		50,577,506
	Total Common Stocks (cost $60,681,356)	$75,065,755
EXCHANGE-TRADED FUNDS - 15.2%
	Other Investment Pools & Funds - 15.2%
82,565	iShares iBoxx $ High Yield Corporate Bond ETF(1)	$6,636,575
87,082	iShares iBoxx $ Investment Grade Corporate Bond ETF(1)	9,501,517
19,803	SPDR Bloomberg High Yield Bond ETF	1,918,712
Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 15.2% - (continued)
	Other Investment Pools & Funds - 15.2% - (continued)
99,430	VanEck J. P. Morgan EM Local Currency Bond ETF		$2,472,824
	Total Exchange-Traded Funds (cost $19,560,213)		$20,529,628
PREFERRED STOCKS - 0.1%
	Brazil - 0.1%
80,979	Itausa SA (Preference Shares)(4)		$149,679
	Total Preferred Stocks (cost $129,955)		$149,679
	Total Long-Term Investments (cost $93,434,711)		$108,917,606
SHORT-TERM INVESTMENTS - 25.2%
	Securities Lending Collateral - 12.3%
16,611,116	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(5)		$16,611,116
	U.S. Treasury Securities - 12.9%
	U.S. Treasury Bills - 12.9%
$ 5,950,000	4.18%, 09/25/2025(6)		5,911,807
7,000,000	4.20%, 11/06/2025(6)		6,920,525
4,700,000	4.23%, 10/21/2025(6)		4,655,129
			17,487,461
	Total Short-Term Investments (cost $34,099,410)		$34,098,577
	Total Investments (cost $127,534,121)	105.8%	$143,016,183
	Other Assets and Liabilities	(5.8)%	(7,796,666)
	Net Assets	100.0%	$135,219,517
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Cayman Diversified Growth Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2025, the Fund invested 5.5% of its total assets in the Subsidiary.

17

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$493,303, representing 0.4% of net assets.

(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the aggregate value of these securities was $793,591, representing 0.6% of net assets.

(4)	Currently no rate available.
(5)	Current yield as of period end.
(6)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-BUND Future	36	09/08/2025	$5,328,489	$(60,843)
HKG Hang Seng Tech Index Future	40	08/28/2025	1,389,299	(60,652)
MSCI All Country World Index Future	133	09/19/2025	6,832,875	83,501
NYSE FANG & Index Future	55	09/19/2025	4,216,080	79,650
TOPIX Future	7	09/11/2025	1,368,899	2,865
U.S. Treasury 5-Year Note Future	195	09/30/2025	21,093,516	72,747
Total				$117,268
Short position contracts:
S&P 500 (E-Mini) Future	(17)	09/19/2025	$(5,418,112)	$(173,755)
U.S. Treasury 10-Year Ultra Future	(46)	09/19/2025	(5,201,594)	(52,220)
Total				$(225,975)
Total futures contracts				$(108,707)

OTC Total Return Swap Contracts Outstanding at July 31, 2025
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Bloomberg Precious Metals Subindex	GSC	USD	6,045	(0.07% )	09/26/2025	Monthly	$—	$—	$(103,759)	$(103,759)
Bloomberg Precious Metals Subindex	GSC	USD	12,155	(0.07% )	09/26/2025	Monthly	—	—	14,028	14,028
Total OTC total return swap contracts							$—	$—	$(89,731)	$(89,731)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.S44.V1	USD	5,950,000	(1.00%)	06/20/2030	Quarterly	$—	$(112,432)	$(136,227)	$(23,795)
Total centrally cleared credit default swap contracts						$—	$(112,432)	$(136,227)	$(23,795)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,492,352	AUD	987,396	USD	BCLY	08/27/2025	$(27,847)
1,633,648	AUD	1,081,674	USD	GSC	08/27/2025	(31,275)

18

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
14,780,000	BRL	2,633,882	USD	BNP	08/04/2025	$2,925
14,780,000	BRL	2,647,180	USD	MSC	09/03/2025	(31,084)
2,328,000	EUR	2,729,135	USD	BCLY	08/27/2025	(67,510)
9,732,000	EUR	11,347,891	USD	GSC	08/27/2025	(221,204)
2,941,000	GBP	3,951,625	USD	UBS	08/27/2025	(66,546)
99,603,500	JPY	683,130	USD	UBS	08/27/2025	(20,573)
99,603,500	JPY	683,194	USD	MSC	08/27/2025	(20,636)
2,836,368,000	KRW	2,056,683	USD	MSC	08/20/2025	(9,140)
115,000	NZD	68,591	USD	UBS	08/27/2025	(778)
23,541,000	ZAR	1,323,480	USD	UBS	08/27/2025	(33,650)
746,069	USD	1,146,000	AUD	UBS	08/27/2025	9,217
2,667,340	USD	14,780,000	BRL	MSC	08/04/2025	30,533
2,060,056	USD	2,800,000	CAD	BCLY	08/27/2025	36,436
1,766,769	USD	2,423,000	CAD	UBS	08/27/2025	15,614
2,110,627	USD	1,685,000	CHF	MSC	08/27/2025	28,872
2,042,103	USD	14,604,000	CNY	UBS	08/27/2025	7,465
133,136	USD	852,000	DKK	BCLY	08/27/2025	2,599
7,005,562	USD	6,008,000	EUR	GSC	08/27/2025	136,559
1,356,681	USD	1,186,000	EUR	HSBC	08/27/2025	716
2,707,421	USD	2,015,000	GBP	UBS	08/27/2025	45,593
313,574	USD	233,000	GBP	BCLY	08/27/2025	5,780
2,978,264	USD	23,286,000	HKD	GSC	08/27/2025	4,003
3,666,983	USD	542,646,000	JPY	GSC	08/27/2025	57,328
260,785	USD	2,524,000	SEK	BCLY	08/27/2025	2,489
302,959	USD	388,000	SGD	MSC	08/27/2025	3,485
1,338,193	USD	23,541,000	ZAR	GSC	08/27/2025	48,363
Total foreign currency contracts						$(92,266)
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
U.S. Government Agencies	$13,172,544	$—	$13,172,544	$—
Common Stocks	75,065,755	54,379,707	20,686,048	—
Exchange-Traded Funds	20,529,628	20,529,628	—	—
Preferred Stocks	149,679	149,679	—	—
Short-Term Investments	34,098,577	16,611,116	17,487,461	—
Foreign Currency Contracts(2)	437,977	—	437,977	—
Futures Contracts(2)	238,763	238,763	—	—
Swaps - Total Return(2)	14,028	—	14,028	—
Total	$143,706,951	$91,908,893	$51,798,058	$—
Liabilities
Foreign Currency Contracts(2)	$(530,243)	$—	$(530,243)	$—
Futures Contracts(2)	(347,470)	(347,470)	—	—
Swaps - Credit Default(2)	(23,795)	—	(23,795)	—
Swaps - Total Return(2)	(103,759)	—	(103,759)	—
Total	$(1,005,267)	$(347,470)	$(657,797)	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

19

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7%
	Brazil - 7.6%
6,172,673	Banco BTG Pactual SA	$43,135,019
6,643,184	Equatorial Energia SA	40,419,905
10,718,490	Itau Unibanco Holding SA ADR	67,204,932
6,357,888	Lojas Renner SA	18,473,420
16,043	MercadoLibre, Inc.*	38,084,317
4,525,014	NU Holdings Ltd. Class A*	55,295,671
4,629,234	Petroleo Brasileiro SA - Petrobras ADR	58,976,441
4,510,753	PRIO SA*	33,986,422
4,739,511	Raia Drogasil SA	11,401,133
3,630,284	Suzano SA	33,809,737
1,480,932	XP, Inc. Class A	23,902,242
		424,689,239
	Chile - 0.5%
1,213,570	Antofagasta PLC	29,928,583
	China - 27.3%
5,322,396	Alibaba Group Holding Ltd.	80,020,975
4,237,000	BYD Co. Ltd. Class H(1)	61,863,797
875,600	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	14,407,122
53,903,000	China Construction Bank Corp. Class H	55,132,160
7,795,600	China Pacific Insurance Group Co. Ltd. Class H	31,396,125
11,628,500	China Resources Beer Holdings Co. Ltd.	38,663,493
2,448,536	Contemporary Amperex Technology Co. Ltd. Class A	89,645,235
4,264,637	Fuyao Glass Industry Group Co. Ltd. Class A	32,360,150
1,194,676	H World Group Ltd. ADR	37,297,785
2,348,406	Kanzhun Ltd. ADR*	44,525,778
1,651,800	Meituan Class B*(2)	25,483,209
3,091,845	Midea Group Co. Ltd. Class A	30,103,242
3,198,800	NetEase, Inc.	83,623,795
5,266,800	Nongfu Spring Co. Ltd. Class H(1)(2)	30,429,698
28,932,000	PICC Property & Casualty Co. Ltd. Class H	60,050,728
4,502,045	Shenzhen Inovance Technology Co. Ltd. Class A	39,483,610
5,903,300	Shenzhou International Group Holdings Ltd.	42,484,639
4,071,282	Sieyuan Electric Co. Ltd. Class A	44,082,823
2,261,488	Sungrow Power Supply Co. Ltd. Class A	22,573,796
5,306,700	Tencent Holdings Ltd.	371,533,728
2,931,111	Tencent Music Entertainment Group ADR	61,524,020
1,230,840	Trip.com Group Ltd.	76,413,551
2,951,600	Xiaomi Corp. Class B*(2)	19,858,218
7,871,200	Zhejiang Sanhua Intelligent Controls Co. Ltd.*	26,220,622
1,609,000	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	5,895,599
35,706,000	Zijin Mining Group Co. Ltd. Class H	94,680,126
		1,519,754,024
	Greece - 1.4%
10,230,578	Eurobank Ergasias Services & Holdings SA Class A	37,549,904
1,355,878	National Bank of Greece SA	18,912,535
3,151,979	Piraeus Financial Holdings SA*	24,236,924
		80,699,363
	Hong Kong - 1.6%
9,709,600	AIA Group Ltd.	90,533,918
	Hungary - 0.6%
407,595	OTP Bank Nyrt	33,074,652
	India - 13.2%
18,462,990	Ashok Leyland Ltd.	25,372,983
3,797,426	Axis Bank Ltd.	46,116,230
3,799,693	Bajaj Finance Ltd.	38,024,918
3,589,706	Bharti Airtel Ltd.	78,144,797
5,772,011	HDFC Bank Ltd.	132,457,830
4,390,053	ICICI Bank Ltd.	73,925,392
1,786,263	Mahindra & Mahindra Ltd.	65,071,023
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	India - 13.2% - (continued)
359,496	MakeMyTrip Ltd.*	$33,645,231
1,544,149	PB Fintech Ltd.*	31,687,484
15,880,778	Power Grid Corp. of India Ltd.	52,498,157
1,798,270	Reliance Industries Ltd.	28,399,151
1,531,418	Sun Pharmaceutical Industries Ltd.	29,740,182
940,908	Tata Consultancy Services Ltd.	32,448,569
2,258,092	Tata Consumer Products Ltd.	27,573,832
6,740,741	Varun Beverages Ltd.	40,062,364
		735,168,143
	Indonesia - 1.1%
72,270,000	Bank Central Asia Tbk. PT	36,221,395
113,390,500	Bank Rakyat Indonesia Persero Tbk. PT	25,391,587
		61,612,982
	Mexico - 1.5%
607,819	Fomento Economico Mexicano SAB de CV ADR	54,983,307
3,175,092	Grupo Financiero Banorte SAB de CV Class O	28,277,085
		83,260,392
	Peru - 0.8%
179,049	Credicorp Ltd.	42,434,613
	Poland - 2.1%
523,765	Bank Polska Kasa Opieki SA	28,442,199
2,560,801	Powszechna Kasa Oszczednosci Bank Polski SA	56,072,575
2,079,678	Powszechny Zaklad Ubezpieczen SA	34,857,436
		119,372,210
	Portugal - 0.6%
1,301,759	Jeronimo Martins SGPS SA	31,733,839
	Russia - 0.0%
677,470	Polyus PJSC*(3)	—
5,358,303	Rosneft Oil Co. PJSC*(3)	—
		—
	Saudi Arabia - 1.0%
5,647,917	Saudi National Bank	56,361,088
	South Africa - 3.4%
956,536	Absa Group Ltd.	9,441,799
903,561	Bid Corp. Ltd.	22,717,680
170,914	Capitec Bank Holdings Ltd.	33,131,401
7,133,216	FirstRand Ltd.	30,291,614
1,709,131	Gold Fields Ltd.	41,680,442
118,377	Naspers Ltd. Class N	36,540,861
1,222,946	Shoprite Holdings Ltd.	17,824,985
		191,628,782
	South Korea - 11.2%
347,890	Hana Financial Group, Inc.	21,269,676
109,240	Hanwha Aerospace Co. Ltd.	77,937,513
469,601	KB Financial Group, Inc.	37,308,935
936,821	Kia Corp.	68,547,906
40,559	Samsung Biologics Co. Ltd.*(2)	30,988,193
272,755	Samsung Electro-Mechanics Co. Ltd.	28,979,473
4,228,193	Samsung Electronics Co. Ltd.	215,485,366
159,222	Samsung Fire & Marine Insurance Co. Ltd.	50,264,688
478,928	SK Hynix, Inc.	92,823,818
		623,605,568
	Taiwan - 22.0%
1,977,000	Accton Technology Corp.	58,389,090
9,334,036	ASE Technology Holding Co. Ltd.	45,264,335
12,796,264	Cathay Financial Holding Co. Ltd.	25,935,929
30,097,000	CTBC Financial Holding Co. Ltd.	41,356,185
4,163,000	Delta Electronics, Inc.	78,422,996
5,859,000	E Ink Holdings, Inc.	39,895,172
15,705,000	Hon Hai Precision Industry Co. Ltd.	92,352,931
1,925,000	MediaTek, Inc.	87,172,787

20

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.7% - (continued)
	Taiwan - 22.0% - (continued)
18,053,139	Taiwan Semiconductor Manufacturing Co. Ltd.		$695,032,357
7,802,000	Unimicron Technology Corp.		35,415,574
9,177,000	Uni-President Enterprises Corp.		24,220,518
			1,223,457,874
	United Arab Emirates - 2.5%
5,481,952	Abu Dhabi Commercial Bank PJSC		24,258,155
6,144,411	ADNOC Drilling Co. PJSC		9,769,363
29,436,100	Adnoc Gas PLC		26,667,518
11,482,808	Emaar Properties PJSC		47,553,759
5,874,428	First Abu Dhabi Bank PJSC		28,738,267
			136,987,062
	United States - 0.3%
170,968	Globant SA*		14,405,764
	Total Common Stocks (cost $3,359,378,349)		$5,498,708,096
	Total Investments (cost $3,359,378,349)	98.7%	$5,498,708,096
	Other Assets and Liabilities	1.3%	71,431,108
	Net Assets	100.0%	$5,570,139,204
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$106,759,318, representing 1.9% of net assets.

(3)	Investment valued using significant unobservable inputs.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$5,498,708,096	$818,315,472	$4,680,392,624	$—
Total	$5,498,708,096	$818,315,472	$4,680,392,624	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2025 is not presented.

21

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.8%
	Argentina - 0.3%
$ 80,000	Arcor SAIC 7.60%, 07/31/2033(1)	$79,800
	Brazil - 7.1%
221,048	Acu Petroleo Luxembourg SARL 7.50%, 07/13/2035(1)	222,592
200,000	Adecoagro SA 7.50%, 07/29/2032(1)	200,350
200,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	214,960
200,000	Banco do Brasil SA 8.75%, 10/15/2025, (8.75% fixed rate until 10/15/2025; 10 yr. USD CMT + 4.40% thereafter)(2)(3)(4)	200,950
200,000	Cosan Overseas Ltd. 8.25%, 11/05/2025(3)(4)	201,600
225,172	Samarco Mineracao SA 9.50%, 06/30/2031(1)(5)	223,000
76,000	Vale Overseas Ltd. 6.40%, 06/28/2054	74,635
200,000	Yinson Bergenia Production BV 8.50%, 01/31/2045(1)	206,389
196,218	Yinson Boronia Production BV 8.95%, 07/31/2042(4)	211,495
		1,755,971
	Chile - 2.5%
200,000	Banco de Credito e Inversiones SA 7.50%, 12/12/2034, (7.50% fixed rate until 12/12/2034; 5 yr. USD CMT + 3.77% thereafter)(1)(2)(3)	205,000
200,000	Banco del Estado de Chile 7.95%, 05/02/2029, (7.95% fixed rate until 05/02/2029; 5 yr. USD CMT + 3.23% thereafter)(1)(2)(3)	212,280
200,000	Corp. Nacional del Cobre de Chile 6.33%, 01/13/2035(1)	207,278
		624,558
	China - 0.7%
200,000	Tencent Holdings Ltd. 4.53%, 04/11/2049(1)(6)	172,931
	Colombia - 1.8%
200,000	Banco Davivienda SA 8.13%, 07/02/2035, (8.13% fixed rate until 07/02/2030; 5 yr. USD CMT + 4.59% thereafter)(1)(2)	203,498
	Ecopetrol SA
90,000	7.38%, 09/18/2043	77,560
54,000	8.38%, 01/19/2036	53,327
60,000	8.88%, 01/13/2033	62,926
COP 232,000,000	Empresas Publicas de Medellin ESP 8.38%, 11/08/2027(1)	51,053
		448,364
	Costa Rica - 0.9%
$ 200,000	Liberty Costa Rica Senior Secured Finance 10.88%, 01/15/2031(1)	213,000
	El Salvador - 0.6%
150,000	Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65%, 01/24/2033(1)(6)	151,350
	Hong Kong - 2.5%
200,000	Elect Global Investments Ltd. 7.20%, 09/11/2030, (7.20% fixed rate until 09/11/2030; 5 yr. USD CMT + 3.28% thereafter)(2)(3)(4)	197,554
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.8% - (continued)
	Hong Kong - 2.5% - (continued)
$ 200,000	FWD Group Holdings Ltd. 8.05%, 12/15/2025, (8.05% fixed rate until 12/15/2025; 5 yr. USD CMT + 4.87% thereafter)(2)(3)(4)	$201,100
200,000	Melco Resorts Finance Ltd. 7.63%, 04/17/2032(4)	205,566
		604,220
	India - 0.8%
200,000	Vedanta Resources Finance II PLC 10.88%, 09/17/2029(4)	204,372
	Indonesia - 0.8%
200,000	Indofood CBP Sukses Makmur Tbk. PT 3.40%, 06/09/2031(4)	184,943
	Israel - 0.3%
80,550	Energean Israel Finance Ltd. 8.50%, 09/30/2033(4)	83,476
	Jamaica - 0.8%
200,000	Digicel Midco Ltd./Difl U.S. II LLC 10.50%, 11/25/2028(5)	201,000
	Mexico - 8.7%
200,000	Banco Mercantil del Norte SA 7.63%, 01/10/2028, (7.63% fixed rate until 01/10/2028; 10 yr. USD CMT + 5.35% thereafter)(1)(2)(3)	201,917
200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(2)	213,215
200,000	Braskem Idesa SAPI 6.99%, 02/20/2032(4)	134,299
198,102	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(1)	202,638
	Petroleos Mexicanos
280,000	6.50%, 06/02/2041	221,789
597,000	6.70%, 02/16/2032	569,059
396,000	10.00%, 02/07/2033(6)	441,584
200,000	Trust Fibra Uno 6.39%, 01/15/2050(1)	170,719
		2,155,220
	Peru - 0.6%
143,000	Banco de Credito del Peru SA 6.45%, 07/30/2035, (6.45% fixed rate until 04/30/2030; 5 yr. USD CMT + 2.49% thereafter)(1)(2)	147,147
	Russia - 0.0%
200,000	Vnesheconombank Via VEB Finance PLC 6.80%, 11/22/2025(1)(7)(8)	—
	Saudi Arabia - 0.8%
200,000	Greensaif Pipelines Bidco SARL 6.10%, 08/23/2042(1)	203,341
	Serbia - 0.8%
200,000	Telecommunications Co. Telekom Srbija AD Belgrade 7.00%, 10/28/2029(4)	199,850
	South Africa - 0.8%
200,000	Anglo American Capital PLC 5.50%, 05/02/2033(1)	204,216

22

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.8% - (continued)
	South Korea - 1.7%
$ 200,000	Mirae Asset Securities Co. Ltd. 6.00%, 01/26/2029(4)	$207,418
200,000	Shinhan Bank Co. Ltd. 5.75%, 04/15/2034(1)	204,373
		411,791
	Thailand - 0.8%
200,000	Bangkok Bank PCL 3.73%, 09/25/2034, (3.73% fixed rate until 09/25/2029; 5 yr. USD CMT + 1.90% thereafter)(1)(2)	185,938
	Turkey - 2.5%
200,000	Akbank TAS 9.37%, 03/14/2029, (9.37% fixed rate until 03/14/2029; 5 yr. USD CMT + 5.27% thereafter)(1)(2)(3)	207,324
200,000	Turkiye Garanti Bankasi AS 8.38%, 02/28/2034, (8.38% fixed rate until 02/28/2029; 5 yr. USD CMT + 4.09% thereafter)(1)(2)	204,103
200,000	WE Soda Investments Holding PLC 9.50%, 10/06/2028(4)	208,524
		619,951
	Total Corporate Bonds (cost $8,861,406)	$8,851,439
FOREIGN GOVERNMENT OBLIGATIONS - 59.0%
	Angola - 0.7%
200,000	Angola Government International Bonds 8.75%, 04/14/2032(1)	$181,786
	Brazil - 3.5%
	Brazil Notas do Tesouro Nacional
BRL 2,734,000	10.00%, 01/01/2029	443,350
1,857,000	10.00%, 01/01/2031	285,837
1,000,000	10.00%, 01/01/2035	143,305
		872,492
	Chile - 0.8%
$ 200,000	Chile Government International Bonds 5.33%, 01/05/2054	187,230
	Colombia - 5.3%
	Colombia Government International Bonds
230,000	8.00%, 11/14/2035	235,750
200,000	8.38%, 11/07/2054	194,682
200,000	8.50%, 04/25/2035	211,700
	Colombia TES
COP 296,100,000	7.00%, 03/26/2031	57,848
130,700,000	7.00%, 06/30/2032	24,544
687,200,000	7.25%, 10/18/2034	122,874
734,000,000	7.25%, 10/26/2050	108,590
476,300,000	7.75%, 09/18/2030	99,807
575,300,000	9.25%, 05/28/2042	109,436
428,600,000	11.50%, 07/25/2046	96,136
199,400,000	13.25%, 02/09/2033	50,763
		1,312,130
	Czech Republic - 0.7%
	Czech Republic Government Bonds
CZK 1,240,000	1.50%, 04/24/2040	38,255
2,680,000	4.20%, 12/04/2036(4)	121,256
490,000	4.50%, 11/11/2032	23,193
		182,704
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.0% - (continued)
	Ecuador - 3.3%
$ 1,099,570	Ecuador Government International Bonds 6.90%, 07/31/2035(4)(9)	$820,829
	Egypt - 4.2%
	Egypt Government International Bonds
200,000	7.30%, 09/30/2033(4)	178,421
400,000	9.45%, 02/04/2033(1)	406,249
	Egypt Treasury Bills
EGP 3,950,000	19.88%, 06/02/2026(10)	66,886
13,800,000	23.59%, 01/27/2026(10)	249,507
3,550,000	23.72%, 12/02/2025(10)	66,623
3,425,000	23.73%, 02/03/2026(10)	61,946
		1,029,632
	El Salvador - 0.3%
$ 65,000	El Salvador Government International Bonds 8.25%, 04/10/2032(1)	66,202
	Guatemala - 0.8%
200,000	Guatemala Government Bonds 6.25%, 08/15/2036(1)	201,012
	Hungary - 3.1%
	Hungary Government Bonds
HUF 10,360,000	3.00%, 10/27/2038	18,872
54,180,000	7.00%, 10/24/2035	152,726
	Hungary Government International Bonds
$ 400,000	6.00%, 09/26/2035(1)	402,780
200,000	6.75%, 09/23/2055(1)	202,236
		776,614
	India - 2.0%
	India Government Bonds
INR 7,180,000	6.45%, 10/07/2029	83,194
11,600,000	6.67%, 12/17/2050	126,806
6,680,000	7.18%, 08/14/2033	79,489
6,600,000	7.30%, 06/19/2053	77,560
4,620,000	7.37%, 01/23/2054	54,579
6,410,000	7.54%, 05/23/2036	78,203
		499,831
	Indonesia - 3.1%
	Indonesia Treasury Bonds
IDR 2,599,000,000	7.00%, 09/15/2030	162,971
780,000,000	7.50%, 08/15/2032	50,010
1,852,000,000	7.50%, 05/15/2038	118,965
1,693,000,000	7.50%, 04/15/2040	108,286
1,565,000,000	8.25%, 05/15/2036	106,180
1,537,000,000	8.75%, 05/15/2031	103,982
1,689,000,000	9.00%, 03/15/2029	112,276
		762,670
	Ivory Coast - 2.5%
$ 631,000	Ivory Coast Government International Bonds 8.08%, 04/01/2036(1)	621,467
	Lebanon - 0.3%
	Lebanon Government International Bonds
100,000	6.38%, 03/09/2020(4)(7)	18,450
50,000	6.65%, 04/22/2024(4)(7)	9,275
224,000	8.25%, 04/12/2021(4)(7)	41,328
		69,053
	Malaysia - 1.7%
	Malaysia Government Bonds
MYR 520,000	3.76%, 05/22/2040	123,088
627,000	4.07%, 06/15/2050	149,730

23

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.0% - (continued)
	Malaysia - 1.7% - (continued)
MYR 295,000	4.46%, 03/31/2053	$75,185
262,000	4.70%, 10/15/2042	68,673
		416,676
	Mexico - 6.4%
	Mexico Bonos
MXN 2,050,000	7.50%, 05/26/2033	98,739
710,000	7.75%, 05/29/2031	35,706
4,550,000	7.75%, 11/23/2034	218,671
830,000	7.75%, 11/13/2042	36,194
820,000	8.00%, 11/07/2047	35,888
2,980,200	8.00%, 07/31/2053	128,945
920,000	8.50%, 05/31/2029	48,508
2,690,000	8.50%, 11/18/2038	130,467
11,940,000	10.00%, 11/20/2036	660,494
$ 200,000	Mexico Government International Bonds 6.40%, 05/07/2054	183,300
		1,576,912
	Nigeria - 1.0%
230,000	Nigeria Government International Bonds 10.38%, 12/09/2034(4)	247,114
	Paraguay - 1.0%
	Paraguay Government International Bonds
200,000	6.10%, 08/11/2044(1)	194,400
PYG 347,000,000	7.90%, 02/09/2031(1)	44,360
		238,760
	Peru - 3.3%
	Peru Government Bonds
PEN 170,000	5.40%, 08/12/2034	44,702
1,293,000	6.90%, 08/12/2037	364,305
58,000	7.30%, 08/12/2033(4)	17,605
423,000	7.60%, 08/12/2039(4)	124,638
	Peru Government International Bonds
$ 119,000	5.38%, 02/08/2035	118,473
43,000	5.88%, 08/08/2054	41,386
110,000	6.55%, 03/14/2037	118,800
		829,909
	Poland - 1.8%
PLN 649,000	Republic of Poland Government Bonds 5.00%, 10/25/2034	168,550
	Republic of Poland Government International Bonds
$ 40,000	5.13%, 09/18/2034	40,181
130,000	5.38%, 02/12/2035	132,531
100,000	5.50%, 03/18/2054	93,482
		434,744
	Qatar - 0.8%
200,000	Qatar Government International Bonds 5.10%, 04/23/2048(4)	190,330
	Romania - 2.3%
	Romania Government Bonds
RON 300,000	7.10%, 07/31/2034	66,940
175,000	8.25%, 09/29/2032	41,187
	Romania Government International Bonds
$ 140,000	6.00%, 05/25/2034(1)	136,281
310,000	7.50%, 02/10/2037(1)	328,956
		573,364
	Saudi Arabia - 0.8%
200,000	Saudi Government International Bonds 5.75%, 01/16/2054(1)	192,629
Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.0% - (continued)
	Senegal - 1.3%
	Senegal Government International Bonds
$ 200,000	6.25%, 05/23/2033(4)		$147,936
200,000	7.75%, 06/10/2031(4)		163,345
			311,281
	South Africa - 3.7%
	Republic of South Africa Government Bonds
ZAR 1,304,591	8.50%, 01/31/2037		63,647
812,400	8.88%, 02/28/2035		42,525
5,637,501	9.00%, 01/31/2040		274,420
5,030,800	10.88%, 03/31/2038		286,904
$ 260,000	Republic of South Africa Government International Bonds 5.88%, 04/20/2032		253,281
			920,777
	Sri Lanka - 0.6%
	Sri Lanka Government International Bonds
85,552	3.35%, 03/15/2033(1)(9)		69,970
87,416	3.60%, 02/15/2038(1)(9)		73,274
			143,244
	Thailand - 1.6%
	Thailand Government Bonds
THB 3,167,000	2.00%, 06/17/2042		97,879
5,030,000	2.70%, 06/17/2040		172,651
3,402,000	3.40%, 06/17/2036		122,721
			393,251
	Turkey - 1.4%
TRY 6,111,300	Turkiye Government Bonds 31.08%, 11/08/2028		140,961
$ 200,000	Turkiye Government International Bonds 7.63%, 05/15/2034		207,151
			348,112
	United Arab Emirates - 0.7%
200,000	UAE International Government Bonds 4.95%, 07/07/2052(4)		184,555
	Total Foreign Government Obligations (cost $14,215,828)		$14,585,310
	Total Long-Term Investments (cost $23,077,234)		$23,436,749
SHORT-TERM INVESTMENTS - 3.5%
	Securities Lending Collateral - 2.1%
524,148	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(11)		$524,148
	U.S. Treasury Securities - 1.4%
	U.S. Treasury Bills - 1.4%
335,200	4.20%, 09/11/2025(10)		333,580
	Total Short-Term Investments (cost $857,728)		$857,728
	Total Investments (cost $23,934,962)	98.3%	$24,294,477
	Other Assets and Liabilities	1.7%	432,578
	Net Assets	100.0%	$24,727,055
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.

24

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$7,830,014, representing 31.7% of net assets.

(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the aggregate value of these securities was $4,706,229, representing 19.0% of net assets.

(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)	Represents entire or partial securities on loan.
(7)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(8)	Investment valued using significant unobservable inputs.
(9)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(10)	The rate shown represents current yield to maturity.
(11)	Current yield as of period end.

Foreign Currency Contracts Outstanding at July 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
435,070,000	ARS	338,587	USD	CBK	10/16/2025	$(39,689)
312,100	BRL	55,509	USD	CBK	09/23/2025	(538)
1,630,000	BRL	288,802	USD	CBK	10/14/2025	(3,183)
1,390,690,000	COP	338,368	USD	CBK	09/11/2025	(7,534)
4,640,000	CZK	220,217	USD	MSC	10/02/2025	(4,407)
59,990,000	HUF	172,651	USD	BOA	09/18/2025	(1,923)
11,940,000	HUF	35,154	USD	MSC	10/02/2025	(1,198)
27,720,000	HUF	80,824	USD	UBS	10/02/2025	(1,991)
1,066,700	MXN	55,502	USD	MSC	09/23/2025	706
7,430,000	MXN	396,410	USD	BOA	10/15/2025	(5,812)
260,000	MYR	60,876	USD	MSC	08/14/2025	120
430,000	MYR	100,467	USD	MSC	08/18/2025	426
1,900,000	MYR	451,735	USD	MSC	10/10/2025	(4,974)
420,000	PLN	115,730	USD	MSC	10/02/2025	(3,771)
810,000	RON	180,052	USD	CBK	08/21/2025	1,819
2,760,000	THB	83,942	USD	UBS	08/14/2025	615
3,360,000	THB	101,480	USD	UBS	08/18/2025	1,490
10,158,000	THB	313,093	USD	SSG	10/14/2025	(360)
2,240,000	ZAR	122,129	USD	BOA	08/12/2025	735
1,550,000	ZAR	87,887	USD	MSC	10/15/2025	(3,252)
210,236	USD	284,450,000	ARS	BOA	10/16/2025	14,815
110,102	USD	150,620,000	ARS	CBK	10/16/2025	6,624
54,750	USD	312,100	BRL	CBK	09/23/2025	(221)
82,630	USD	470,000	BRL	BOA	10/14/2025	274
568,732	USD	3,259,400	BRL	CBK	10/14/2025	(2,401)
327,616	USD	1,390,690,000	COP	BOA	09/11/2025	(3,218)
468,579	USD	1,978,340,000	COP	BOA	10/30/2025	625
217,475	USD	4,640,000	CZK	CBK	10/02/2025	1,664
172,469	USD	59,990,000	HUF	BOA	09/18/2025	1,741
113,939	USD	39,660,000	HUF	BOA	10/02/2025	1,150
56,601	USD	1,066,700	MXN	BOA	09/23/2025	393
984,545	USD	18,615,500	MXN	BOA	10/15/2025	5,920

25

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
61,186	USD	260,000	MYR	MSC	08/14/2025	$190
101,182	USD	430,000	MYR	MSC	08/18/2025	289
59,011	USD	250,000	MYR	MSC	10/10/2025	227
200,473	USD	720,000	PEN	BOA	11/04/2025	610
112,977	USD	420,000	PLN	CBK	10/02/2025	1,018
78,796	USD	340,000	RON	CBK	08/21/2025	2,455
106,390	USD	470,000	RON	BOA	08/21/2025	861
84,722	USD	2,760,000	THB	MSC	08/14/2025	166
103,162	USD	3,360,000	THB	MSC	08/18/2025	193
124,606	USD	2,240,000	ZAR	BOA	08/12/2025	1,742
167,973	USD	3,033,200	ZAR	BOA	10/15/2025	2,350
Total foreign currency contracts						$(35,254)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$8,851,439	$—	$8,851,439	$—
Foreign Government Obligations	14,585,310	—	14,585,310	—
Short-Term Investments	857,728	524,148	333,580	—
Foreign Currency Contracts(2)	49,218	—	49,218	—
Total	$24,343,695	$524,148	$23,819,547	$—
Liabilities
Foreign Currency Contracts(2)	$(84,472)	$—	$(84,472)	$—
Total	$(84,472)	$—	$(84,472)	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2025 is not presented.

26

Hartford Schroders International Contrarian Value Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 91.2%
	Australia - 1.2%
25,919	Rio Tinto PLC	$1,543,720
	Austria - 1.3%
33,972	OMV AG	1,730,139
	Belgium - 2.1%
40,274	Ageas SA	2,738,320
	China - 1.6%
726,500	Anhui Conch Cement Co. Ltd. Class H	2,103,311
	France - 9.8%
48,784	AXA SA	2,369,397
26,792	BNP Paribas SA	2,442,847
141,984	Carrefour SA	2,034,773
7,438	Kering SA	1,826,366
34,486	Renault SA	1,276,009
46,570	Societe Generale SA	2,972,493
		12,921,885
	Germany - 6.7%
41,566	BASF SE	2,037,124
42,439	Continental AG	3,624,739
201,110	Deutsche Lufthansa AG	1,724,484
72,457	Evonik Industries AG	1,438,856
		8,825,203
	Hong Kong - 2.6%
269,080	Prudential PLC	3,413,596
	Ireland - 2.0%
199,801	Bank of Ireland Group PLC	2,679,325
	Italy - 2.5%
109,757	Eni SpA	1,873,259
20,311	UniCredit SpA	1,494,357
		3,367,616
	Japan - 11.3%
55,300	Bridgestone Corp.	2,236,894
111,100	Dentsu Group, Inc.	2,190,958
72,300	KDDI Corp.	1,186,559
131,300	Medipal Holdings Corp.	2,174,010
129,400	Nippon Television Holdings, Inc.	2,798,661
236,200	Panasonic Holdings Corp.	2,234,291
165,900	Rohm Co. Ltd.(1)	2,087,663
		14,909,036
	Mexico - 1.6%
64,048	Ternium SA ADR(1)	2,086,684
	Netherlands - 6.1%
98,750	ABN AMRO Bank NV(2)	2,854,708
68,153	Koninklijke Ahold Delhaize NV	2,691,798
52,097	Randstad NV	2,476,141
		8,022,647
	South Africa - 1.7%
80,647	Anglo American PLC	2,269,253
	South Korea - 3.6%
29,628	KB Financial Group, Inc.	2,353,890
50,050	Shinhan Financial Group Co. Ltd.	2,437,129
		4,791,019
	Spain - 1.4%
118,225	Repsol SA	1,792,498
	Switzerland - 2.0%
15,356	Swatch Group AG(1)	2,715,819
Shares or Principal Amount			Market Value†
COMMON STOCKS - 91.2% - (continued)
	Taiwan - 3.3%
744,000	Hon Hai Precision Industry Co. Ltd.		$4,375,077
	United Kingdom - 22.4%
799,236	Barclays PLC		3,906,680
50,198	British American Tobacco PLC		2,689,475
546,344	British Land Co. PLC REIT		2,510,960
984,625	BT Group PLC		2,689,047
134,470	Burberry Group PLC*		2,280,999
120,780	HSBC Holdings PLC		1,471,459
64,666	Imperial Brands PLC		2,520,641
193,408	NatWest Group PLC		1,342,556
174,563	Standard Chartered PLC		3,129,384
352,484	Tesco PLC		1,980,403
2,905,295	Vodafone Group PLC		3,149,911
362,849	WPP PLC		1,964,605
			29,636,120
	United States - 8.0%
197,354	GSK PLC		3,630,126
10,623	Roche Holding AG		3,315,152
40,083	Sanofi SA		3,598,276
			10,543,554
	Total Common Stocks (cost $104,862,524)		$120,464,822
PREFERRED STOCKS - 4.2%
	Brazil - 0.5%
117,616	Petroleo Brasileiro SA - Petrobras (Preference Shares)(3)		$685,588
	Germany - 3.7%
39,048	Henkel AG & Co. KGaA (Preference Shares)(3)		3,009,004
17,470	Volkswagen AG (Preference Shares)(3)		1,826,763
			4,835,767
	Total Preferred Stocks (cost $5,626,970)		$5,521,355
	Total Long-Term Investments (cost $110,489,494)		$125,986,177
SHORT-TERM INVESTMENTS - 1.6%
	Securities Lending Collateral - 1.6%
2,045,540	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(4)		$2,045,540
	Total Short-Term Investments (cost $2,045,540)		$2,045,540
	Total Investments (cost $112,535,034)	97.0%	$128,031,717
	Other Assets and Liabilities	3.0%	3,979,759
	Net Assets	100.0%	$132,011,476
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

27

Hartford Schroders International Contrarian Value Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of this security was
$2,854,708, representing 2.2% of net assets.

(3)	Currently no rate available.
(4)	Current yield as of period end.

Foreign Currency Contracts Outstanding at July 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,011,703,138	JPY	13,606,590	USD	UBS	08/27/2025	$(224,836)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$120,464,822	$2,086,684	$118,378,138	$—
Preferred Stocks	5,521,355	685,588	4,835,767	—
Short-Term Investments	2,045,540	2,045,540	—	—
Total	$128,031,717	$4,817,812	$123,213,905	$—
Liabilities
Foreign Currency Contracts(2)	$(224,836)	$—	$(224,836)	$—
Total	$(224,836)	$—	$(224,836)	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

28

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7%
	Australia - 3.1%
57,181	AUB Group Ltd.	$1,242,044
902,860	BHP Group Ltd.	22,801,922
152,573	BlueScope Steel Ltd.	2,313,051
391,078	Brambles Ltd.	5,983,275
237,937	Computershare Ltd.	6,405,122
206,866	Dexus REIT	933,919
196,456	Gold Road Resources Ltd.	393,560
252,350	Origin Energy Ltd.	1,887,026
640,426	Qantas Airways Ltd.	4,441,570
78,753	Rio Tinto Ltd.	5,600,749
178,323	Rio Tinto PLC	10,620,808
909,115	Scentre Group REIT	2,175,729
557,876	Vicinity Ltd. REIT	878,375
422,034	Woodside Energy Group Ltd.	7,141,818
		72,818,968
	Austria - 0.4%
5,977	ANDRITZ AG	415,945
54,797	Erste Group Bank AG	5,010,849
79,355	OMV AG	4,041,421
54,108	Telekom Austria AG	574,257
20,184	voestalpine AG	555,676
		10,598,148
	Belgium - 0.7%
25,803	Ageas SA	1,754,404
63,545	Anheuser-Busch InBev SA	3,653,371
91,449	KBC Group NV	9,538,485
10,788	UCB SA	2,317,854
		17,264,114
	Brazil - 0.9%
1,103,100	B3 SA - Brasil Bolsa Balcao	2,478,235
66,500	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,286,285
155,500	Cia de Saneamento de Minas Gerais Copasa MG	718,134
196,900	Cyrela Brazil Realty SA Empreendimentos e Participacoes	862,210
332,200	Porto Seguro SA	3,078,436
155,600	Rede D'Or Sao Luiz SA(1)	903,108
1,272,000	Santos Brasil Participacoes SA	3,168,897
47,186	StoneCo Ltd. Class A*	603,037
626,400	TIM SA	2,316,748
130,527	Yara International ASA	4,825,210
		20,240,300
	Canada - 6.6%
86,502	AltaGas Ltd.	2,553,982
151,370	ARC Resources Ltd.	2,955,080
135,600	Bank of Montreal	14,967,281
124,078	Bank of Nova Scotia	6,903,271
130,240	Canadian Imperial Bank of Commerce	9,308,363
313,889	Canadian Natural Resources Ltd.	9,935,892
22,642	CCL Industries, Inc. Class B	1,265,605
38,182	Centerra Gold, Inc.	259,856
20,739	CGI, Inc.	1,999,362
32,450	Dundee Precious Metals, Inc.	524,596
4,347	Fairfax Financial Holdings Ltd.	7,688,693
27,962	Finning International, Inc.	1,218,494
134,455	Gildan Activewear, Inc.	6,791,646
127,574	Great-West Lifeco, Inc.	4,790,470
61,986	iA Financial Corp., Inc.	6,067,524
37,354	Imperial Oil Ltd.	3,114,541
297,664	Kinross Gold Corp.	4,762,710
81,433	Magna International, Inc.	3,339,364
73,144	Northland Power, Inc.(2)	1,195,136
77,016	Nutrien Ltd.	4,569,490
60,344	Power Corp. of Canada	2,431,877
53,494	Quebecor, Inc. Class B	1,504,905
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Canada - 6.6% - (continued)
20,843	Restaurant Brands International, Inc.	$1,414,303
147,683	Royal Bank of Canada	18,949,596
126,627	Sun Life Financial, Inc.	7,720,445
62,503	Suncor Energy, Inc.	2,465,206
135,266	TC Energy Corp.	6,458,717
20,788	Torex Gold Resources, Inc.*	585,563
278,902	Toronto-Dominion Bank	20,313,792
		156,055,760
	Chile - 0.0%
337,536	Plaza SA	713,101
	China - 9.1%
7,869,000	Agricultural Bank of China Ltd. Class H	5,155,108
1,764,700	Alibaba Group Holding Ltd.	26,531,850
196,800	ANTA Sports Products Ltd.	2,258,887
76,697	Atour Lifestyle Holdings Ltd. ADR	2,593,893
11,900,000	Bank of China Ltd. Class H	6,868,838
757,000	BOC Hong Kong Holdings Ltd.	3,399,123
3,576,000	Bosideng International Holdings Ltd.	2,040,809
151,000	BYD Co. Ltd. Class H	2,204,728
4,307,000	China CITIC Bank Corp. Ltd. Class H	4,001,726
15,872,000	China Construction Bank Corp. Class H	16,233,932
930,000	China Hongqiao Group Ltd.(2)	2,453,243
1,178,000	China Merchants Bank Co. Ltd. Class H	7,644,210
992,000	China Merchants Port Holdings Co. Ltd.	1,953,671
1,687,600	China Pacific Insurance Group Co. Ltd. Class H	6,796,667
6,560,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	5,203,004
93,800	Contemporary Amperex Technology Co. Ltd.*(2)	4,853,702
185,622	FinVolution Group ADR	1,594,493
463,305	Full Truck Alliance Co. Ltd. ADR	5,351,173
278,800	Fuyao Glass Industry Group Co. Ltd. Class H(1)	2,010,028
2,301,000	Geely Automobile Holdings Ltd.	5,161,183
13,023,000	Industrial & Commercial Bank of China Ltd. Class H	9,978,544
211,500	JF SmartInvest Holdings Ltd.*	1,400,214
408,500	Kuaishou Technology*(1)	3,988,615
1,556,000	Lenovo Group Ltd.	1,995,180
228,316	LexinFintech Holdings Ltd. ADR	1,454,373
626,000	Minth Group Ltd.	2,066,450
328,600	NetEase, Inc.	8,590,340
1,745,300	New China Life Insurance Co. Ltd. Class H	11,168,017
726,000	Newborn Town, Inc.*(3)	979,575
1,664,000	People's Insurance Co. Group of China Ltd. Class H	1,278,398
3,798,000	PetroChina Co. Ltd. Class H	3,711,524
1,404,000	PICC Property & Casualty Co. Ltd. Class H	2,914,117
1,505,000	Ping An Insurance Group Co. of China Ltd. Class H	10,332,368
143,267	Prosus NV*	8,184,233
120,248	Qifu Technology, Inc. ADR	4,128,114
260,900	Sailun Group Co. Ltd. Class A	466,437
55,700	Sieyuan Electric Co. Ltd. Class A	603,106
379,000	Sinotruk Hong Kong Ltd.	1,155,023
947,000	SITC International Holdings Co. Ltd.	3,070,210
159,800	Tencent Holdings Ltd.	11,187,949
754,400	Tongcheng Travel Holdings Ltd.(3)	1,890,247
608,000	TravelSky Technology Ltd. Class H	966,648
56,660	Vipshop Holdings Ltd. ADR	854,999
211,790	Weibo Corp. ADR	2,041,656
1,020,000	Yadea Group Holdings Ltd.(1)	1,605,055
1,956,200	Yangzijiang Shipbuilding Holdings Ltd.	3,836,945
398,817	Yutong Bus Co. Ltd. Class A	1,380,195
28,500	Zhongji Innolight Co. Ltd. Class A	854,680
		216,393,480

29

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Denmark - 0.3%
10,433	Carlsberg AS Class B	$1,300,653
93,223	ISS AS	2,679,820
27,349	Novo Nordisk AS Class B	1,271,946
17,274	Pandora AS	2,851,861
		8,104,280
	Finland - 0.9%
21,463	Elisa OYJ	1,104,329
8,096	Konecranes OYJ	674,656
629,156	Nordea Bank Abp	9,182,768
138,543	Orion OYJ Class B	11,091,576
		22,053,329
	France - 5.7%
20,580	Accor SA	1,043,074
390,372	AXA SA	18,960,032
207,531	BNP Paribas SA	18,922,309
149,406	Bureau Veritas SA	4,601,122
70,578	Cie de Saint-Gobain SA	8,096,503
94,543	Cie Generale des Etablissements Michelin SCA	3,363,506
11,787	Covivio SA REIT	775,088
49,272	Eiffage SA	6,614,047
253,495	Engie SA	5,698,115
35,482	Gaztransport Et Technigaz SA	6,673,643
27,216	Ipsen SA	3,206,918
16,232	IPSOS SA	728,855
173,603	Klepierre SA REIT	6,626,760
91,004	Metropole Television SA	1,329,337
392,545	Orange SA	5,971,026
36,477	Publicis Groupe SA	3,333,330
163,919	Societe Generale SA	10,462,705
327,533	TotalEnergies SE	19,476,902
2,869	Trigano SA	489,264
49,832	Unibail-Rodamco-Westfield REIT*	4,830,678
25,058	Vinci SA	3,480,776
		134,683,990
	Georgia - 0.1%
13,111	Lion Finance Group PLC	1,314,433
15,961	TBC Bank Group PLC	1,020,209
		2,334,642
	Germany - 6.2%
65,999	Allianz SE	26,081,328
5,882	Aurubis AG	586,698
50,428	Bayerische Motoren Werke AG	4,798,294
11,429	Bilfinger SE	1,229,592
224,899	Commerzbank AG	8,201,126
66,444	Continental AG	5,675,020
58,913	Daimler Truck Holding AG	2,865,838
392,429	Deutsche Bank AG	12,925,247
198,876	Deutsche Lufthansa AG	1,705,328
125,593	Deutsche Post AG	5,627,283
321,966	Deutsche Telekom AG	11,547,600
254,811	E.ON SE	4,648,576
10,350	GEA Group AG	743,443
36,718	Heidelberg Materials AG	8,470,640
13,598	HOCHTIEF AG	2,962,913
7,026	IONOS Group SE*	333,219
127,299	K&S AG	1,925,749
99,262	Mercedes-Benz Group AG	5,620,239
28,570	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,703,939
124,885	RWE AG	5,123,430
66,841	Siemens AG	17,024,611
155,781	thyssenkrupp AG	1,803,189
		148,603,302
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Greece - 1.2%
1,161,521	Alpha Bank SA	$4,347,722
1,772,495	Eurobank Ergasias Services & Holdings SA Class A	6,505,695
128,765	Hellenic Telecommunications Organization SA	2,336,450
119,323	Jumbo SA	4,036,119
497,453	National Bank of Greece SA	6,938,749
180,244	OPAP SA	4,043,951
		28,208,686
	Hong Kong - 0.8%
1,377,000	Cathay Pacific Airways Ltd.	2,046,657
437,500	CK Asset Holdings Ltd.	2,004,712
214,200	Hongkong Land Holdings Ltd.	1,295,910
606,600	J&T Global Express Ltd.*	797,955
343,500	Johnson Electric Holdings Ltd.	1,012,419
432,500	Sun Hung Kai Properties Ltd.	5,137,004
131,500	Swire Pacific Ltd. Class A	1,188,672
797,400	Swire Properties Ltd.	2,137,200
3,894,500	WH Group Ltd.(1)	3,898,932
179,000	Wharf Real Estate Investment Co. Ltd.	568,291
242,000	Youyuan International Holdings Ltd.*(4)	—
		20,087,752
	Hungary - 0.7%
332,496	Magyar Telekom Telecommunications PLC	1,650,971
101,981	OTP Bank Nyrt	8,275,337
258,782	Richter Gedeon Nyrt	7,767,454
		17,693,762
	India - 1.6%
527,316	Axis Bank Ltd.	6,403,766
483,688	Bank of Baroda	1,306,964
283,245	Bharat Petroleum Corp. Ltd.	1,058,468
1,015,836	Canara Bank	1,236,249
889,659	City Union Bank Ltd.	2,165,028
881,710	HDFC Bank Ltd.	20,233,744
25,904	Hero MotoCorp Ltd.	1,254,860
275,312	Hindalco Industries Ltd.	2,131,360
164,381	IndusInd Bank Ltd.*	1,491,363
350,386	REC Ltd.	1,570,541
		38,852,343
	Indonesia - 0.2%
11,354,600	Bank Rakyat Indonesia Persero Tbk. PT	2,542,641
1,299,600	Indofood CBP Sukses Makmur Tbk. PT	772,000
781,000	Indofood Sukses Makmur Tbk. PT	403,274
12,322,300	Perusahaan Gas Negara Tbk. PT	1,218,181
		4,936,096
	Ireland - 0.2%
371,396	Bank of Ireland Group PLC	4,980,409
	Israel - 0.0%
41,250	Energean PLC	498,735
0 (5)	Isracard Ltd.	3
1	Mehadrin Ltd.*	60
		498,798
	Italy - 4.7%
1,324,956	A2A SpA	3,228,588
14,020	Azimut Holding SpA	476,575
88,447	Banca Mediolanum SpA	1,560,097
106,609	BPER Banca SpA	1,049,088
241,631	Coca-Cola HBC AG*	12,558,092
1,384,127	Enel SpA	12,205,626
459,645	Eni SpA	7,844,914
181,415	Generali	6,767,826
183,393	Hera SpA	784,731
2,293,306	Intesa Sanpaolo SpA	13,817,763
84,743	Iren SpA	242,676

30

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Italy - 4.7% - (continued)
739,887	Italgas SpA	$6,139,113
72,662	Iveco Group NV	1,501,911
115,450	Lottomatica Group SpA	3,114,605
37,703	Maire SpA	523,713
115,275	Mediobanca Banca di Credito Finanziario SpA	2,537,935
186,663	Poste Italiane SpA(1)	4,032,837
175,548	Recordati Industria Chimica e Farmaceutica SpA	10,068,324
21,227	Ryanair Holdings PLC ADR	1,321,805
16,869	Technogym SpA(1)	260,276
586,035	Terna - Rete Elettrica Nazionale	5,670,442
208,097	UniCredit SpA	15,310,480
		111,017,417
	Ivory Coast - 0.3%
252,500	Endeavour Mining PLC	7,659,550
	Japan - 15.5%
59,500	Aichi Steel Corp.	905,585
199,300	Aisin Corp.	2,754,328
64,600	Amada Co. Ltd.	728,425
22,600	Anycolor, Inc.	704,280
31,600	Artience Co. Ltd.	669,164
344,500	Asahi Kasei Corp.	2,396,946
89,700	BIPROGY, Inc.	3,617,163
154,500	Central Japan Railway Co.	3,601,732
346,700	Chubu Electric Power Co., Inc.	4,240,399
179,500	Concordia Financial Group Ltd.	1,190,305
173,500	Credit Saison Co. Ltd.	4,577,541
822,900	Dai-ichi Life Holdings, Inc.	6,510,935
57,100	Daiwa House Industry Co. Ltd.	1,887,778
471,700	ENEOS Holdings, Inc.	2,475,780
11,700	FCC Co. Ltd.	234,843
163,800	Fujikura Ltd.	11,119,142
79,700	Furukawa Electric Co. Ltd.	4,814,015
51,300	Furuno Electric Co. Ltd.	1,479,661
9,000	GMO internet group, Inc.	230,556
105,100	GS Yuasa Corp.	1,886,153
536,300	Honda Motor Co. Ltd.	5,552,262
435,300	Inpex Corp.	6,198,128
347,700	Japan Petroleum Exploration Co. Ltd.	2,525,229
117,600	Japan Post Insurance Co. Ltd.	3,011,101
49,500	Kandenko Co. Ltd.	1,172,606
25,400	Kaneka Corp.	718,990
362,600	Kansai Electric Power Co., Inc.	4,353,535
58,200	Kinden Corp.	1,832,526
127,600	Komatsu Ltd.	4,111,002
185,700	Kubota Corp.	2,082,486
452,600	Kyushu Electric Power Co., Inc.	4,012,342
246,500	Marubeni Corp.	5,046,776
154,100	MEITEC Group Holdings, Inc.	3,223,403
559,300	Mitsubishi Corp.	11,031,284
66,500	Mitsubishi Gas Chemical Co., Inc.	1,148,797
233,300	Mitsubishi Motors Corp.	613,037
1,922,600	Mitsubishi UFJ Financial Group, Inc.	26,498,751
404,200	Mitsui & Co. Ltd.	8,228,154
92,700	Mitsui Mining & Smelting Co. Ltd.	3,920,808
53,500	Mitsui OSK Lines Ltd.	1,798,257
377,300	Mizuho Financial Group, Inc.	11,066,835
73,300	Modec, Inc.	3,122,996
214,500	MS&AD Insurance Group Holdings, Inc.	4,583,021
50,800	Namura Shipbuilding Co. Ltd.(2)	1,037,200
165,100	NGK Insulators Ltd.	2,090,205
58,200	Nifco, Inc.	1,420,080
64,300	Nippon Electric Glass Co. Ltd.	1,721,075
133,800	Nippon Yusen KK	4,692,335
33,600	Nissan Chemical Corp.	1,095,318
119,600	Niterra Co. Ltd.	4,123,053
252,800	Nitto Denko Corp.	5,231,418
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Japan - 15.5% - (continued)
12,300	Nojima Corp.	$281,179
103,500	NOK Corp.	1,570,419
473,400	Nomura Holdings, Inc.	3,127,420
116,700	Obayashi Corp.	1,718,437
804,000	Oji Holdings Corp.	3,918,581
67,300	Open House Group Co. Ltd.	2,976,034
119,200	ORIX Corp.	2,677,595
199,400	Osaka Gas Co. Ltd.	5,045,085
442,300	Panasonic Holdings Corp.	4,183,856
455,400	Persol Holdings Co. Ltd.	870,473
22,800	Raito Kogyo Co. Ltd.	471,095
136,600	Resona Holdings, Inc.	1,243,607
143,200	Rohm Co. Ltd.(2)	1,802,010
59,300	Round One Corp.	608,960
296,500	Sankyo Co. Ltd.	5,532,778
29,200	Sankyu, Inc.	1,718,929
268,500	Sanwa Holdings Corp.	7,325,169
122,200	SBI Holdings, Inc.	4,539,469
55,700	SCREEN Holdings Co. Ltd.	4,345,151
131,900	SCSK Corp.	4,104,055
46,300	SG Holdings Co. Ltd.	513,671
15,400	Shimamura Co. Ltd.	1,115,061
133,500	Shionogi & Co. Ltd.	2,232,696
222,600	Shizuoka Financial Group, Inc.	2,632,953
149,800	Sojitz Corp.	3,565,219
133,100	Sompo Holdings, Inc.	3,924,723
138,400	Stanley Electric Co. Ltd.	2,610,155
178,300	Sumitomo Corp.	4,557,304
280,700	Sumitomo Electric Industries Ltd.	6,965,483
579,200	Sumitomo Mitsui Financial Group, Inc.	14,611,249
174,100	Sumitomo Mitsui Trust Group, Inc.	4,563,990
342,100	Suzuki Motor Corp.	3,758,849
81,200	T&D Holdings, Inc.	1,982,800
15,700	Takeuchi Manufacturing Co. Ltd.	561,214
117,200	Tamron Co. Ltd.	704,292
109,100	TechnoPro Holdings, Inc.	3,455,217
82,700	Tokio Marine Holdings, Inc.	3,320,644
42,400	Tokuyama Corp.	907,982
48,600	Tokyo Gas Co. Ltd.	1,627,546
107,900	Tokyo Steel Manufacturing Co. Ltd.	1,122,682
557,300	Toray Industries, Inc.	3,811,852
233,500	Tosoh Corp.	3,515,209
244,900	Toyo Tire Corp.	5,187,240
75,700	Toyoda Gosei Co. Ltd.	1,597,575
140,200	Toyota Boshoku Corp.	1,992,313
1,323,100	Toyota Motor Corp.	23,534,776
106,900	Toyota Tsusho Corp.	2,449,970
42,000	Tsubakimoto Chain Co.	589,505
561,100	USS Co. Ltd.	6,098,533
131,200	Yokohama Rubber Co. Ltd.	3,751,258
148,400	Zeon Corp.	1,575,043
		370,185,047
	Macau - 0.1%
992,000	MGM China Holdings Ltd.	2,094,355
	Malaysia - 0.2%
196,300	Hong Leong Bank Bhd.	872,669
2,418,500	Sime Darby Property Bhd.	838,170
928,100	Westports Holdings Bhd.	1,216,374
11,640,900	Zetrix Ai Bhd.	2,387,561
		5,314,774
	Mexico - 0.6%
190,300	Grupo Aeroportuario del Centro Norte SAB de CV	2,531,953
5,470	Grupo Aeroportuario del Sureste SAB de CV ADR	1,659,106
421,200	Grupo Financiero Banorte SAB de CV Class O	3,751,170

31

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Mexico - 0.6% - (continued)
750,700	Grupo Mexico SAB de CV Series B	$4,683,270
77,700	Qualitas Controladora SAB de CV(2)	704,098
		13,329,597
	Netherlands - 2.0%
166,804	ABN AMRO Bank NV(1)	4,822,042
26,872	Euronext NV(1)	4,331,468
642,024	ING Groep NV	14,962,643
217,346	Koninklijke Ahold Delhaize NV	8,584,384
5,680	Koninklijke Heijmans NV	362,025
1,840,134	Koninklijke KPN NV(2)	8,220,795
82,422	NN Group NV	5,549,935
36,561	SBM Offshore NV	953,483
		47,786,775
	Nigeria - 0.1%
1,181,261	Airtel Africa PLC(1)	3,179,918
	Norway - 0.6%
224,568	DNB Bank ASA	5,681,510
248,973	Equinor ASA	6,395,511
32,526	Kitron ASA	198,086
625,894	Norwegian Air Shuttle ASA	1,023,756
189,514	Orkla ASA	1,992,934
		15,291,797
	Peru - 0.1%
12,259	Credicorp Ltd.	2,905,383
	Philippines - 0.3%
448,176	BDO Unibank, Inc.	1,094,054
299,120	International Container Terminal Services, Inc.	2,296,767
51,680	Manila Electric Co.	475,758
1,668,330	Metropolitan Bank & Trust Co.	2,118,519
		5,985,098
	Poland - 0.1%
49,807	Alior Bank SA	1,341,942
96,730	ORLEN SA	2,154,031
		3,495,973
	Portugal - 0.4%
6,069,363	Banco Comercial Portugues SA Class R	4,983,823
171,759	Galp Energia SGPS SA	3,279,779
		8,263,602
	Romania - 0.1%
289,929	NEPI Rockcastle NV*	2,215,978
	Singapore - 1.2%
64,200	iFAST Corp. Ltd.	446,686
438,600	Keppel DC REIT	798,174
393,100	Keppel Ltd.	2,553,907
310,000	Oversea-Chinese Banking Corp. Ltd.	4,017,339
599,100	Sembcorp Industries Ltd.	3,562,301
1,979,200	Singapore Telecommunications Ltd.	5,898,307
262,400	United Overseas Bank Ltd.	7,290,190
387,900	UOL Group Ltd.	2,050,514
1,499,900	Yangzijiang Financial Holding Ltd.	1,109,026
		27,726,444
	South Africa - 1.0%
315,840	AVI Ltd.	1,628,072
210,075	Gold Fields Ltd. ADR	5,117,427
462,698	Growthpoint Properties Ltd. REIT	362,001
1,004,112	Momentum Group Ltd.	1,900,599
143,015	Mr. Price Group Ltd.	1,654,924
214,990	MTN Group Ltd.	1,806,996
21,337	Naspers Ltd. Class N	6,586,350
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	South Africa - 1.0% - (continued)
452,934	Truworths International Ltd.(2)	$1,758,651
336,768	Vodacom Group Ltd.	2,571,204
		23,386,224
	South Korea - 4.3%
12,463	Cosmax, Inc.	2,244,276
21,579	DB Insurance Co. Ltd.	1,983,423
6,092	DoubleUGames Co. Ltd.	245,087
7,612	F&F Co. Ltd.	381,459
79,285	Hana Financial Group, Inc.	4,847,412
6,777	HD Hyundai Mipo	1,031,288
8,921	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,292,538
79,577	HMM Co. Ltd.	1,337,909
20,524	Hyundai Glovis Co. Ltd.	2,168,014
10,790	Hyundai Mobis Co. Ltd.	2,276,902
8,243	Hyundai Rotem Co. Ltd.	1,191,593
14,944	IsuPetasys Co. Ltd.	688,872
144,067	Kangwon Land, Inc.	1,933,840
147,521	KB Financial Group, Inc.	11,720,272
2,796	KCC Corp.	741,697
41,738	Kia Corp.	3,054,001
65,441	KT Corp.	2,596,691
24,909	LG Electronics, Inc.	1,378,695
221,145	LG Uplus Corp.	2,327,904
152,638	Pan Ocean Co. Ltd.	461,280
616,198	Samsung Electronics Co. Ltd.	31,403,877
144,637	Samsung Heavy Industries Co. Ltd.*	1,974,211
77,493	Shinhan Financial Group Co. Ltd.	3,773,436
74,872	SK Hynix, Inc.	14,511,377
20,807	SK Square Co. Ltd.*	2,241,129
140,577	Woori Financial Group, Inc.	2,494,283
		101,301,466
	Spain - 4.7%
40,387	ACS Actividades de Construccion y Servicios SA	2,787,298
513,290	Aena SME SA(1)	13,821,929
26,121	Amadeus IT Group SA	2,097,353
1,122,689	Banco Bilbao Vizcaya Argentaria SA	18,724,494
1,529,874	Banco de Sabadell SA	5,646,613
1,949,814	Banco Santander SA	16,750,427
1,103,551	CaixaBank SA	10,382,545
184,095	Endesa SA	5,325,759
1,264,414	Iberdrola SA	22,223,741
75,397	Indra Sistemas SA(2)	3,123,245
96,009	Naturgy Energy Group SA(2)	3,010,858
426,201	Repsol SA	6,461,954
659,107	Unicaja Banco SA(1)	1,731,736
		112,087,952
	Sweden - 1.3%
163,942	Betsson AB Class B	2,775,926
25,630	Loomis AB	1,013,392
488,173	Skandinaviska Enskilda Banken AB Class A	8,539,379
112,466	SSAB AB Class A	648,552
54,763	Swedish Orphan Biovitrum AB*	1,505,790
387,893	Tele2 AB Class B	5,994,930
383,579	Telefonaktiebolaget LM Ericsson Class B	2,786,157
272,255	Telia Co. AB(2)	961,526
34,453	Trelleborg AB Class B	1,251,842
173,871	Volvo AB Class B	4,993,538
		30,471,032
	Switzerland - 1.1%
1,197	dormakaba Holding AG	1,155,494
8,689	Sulzer AG	1,671,858
4,209	Swisscom AG	2,924,558

32

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Switzerland - 1.1% - (continued)
24,896	UBS Group AG	$925,235
28,150	Zurich Insurance Group AG	19,201,289
		25,878,434
	Taiwan - 4.3%
243,000	Accton Technology Corp.	7,176,808
233,000	Asia Vital Components Co. Ltd.	7,081,863
285,000	Asustek Computer, Inc.	6,256,151
26,000	AURAS Technology Co. Ltd.	579,196
242,372	Bizlink Holding, Inc.	7,289,740
55,000	Chenbro Micom Co. Ltd.	932,266
2,790,000	CTBC Financial Holding Co. Ltd.	3,833,729
82,000	Eclat Textile Co. Ltd.	1,096,859
148,000	Elite Material Co. Ltd.	5,425,177
467,000	Gold Circuit Electronics Ltd.	5,784,454
16,000	King Slide Works Co. Ltd.	1,408,794
29,000	Largan Precision Co. Ltd.	2,274,561
22,000	Lotes Co. Ltd.	1,028,717
233,000	MediaTek, Inc.	10,551,304
198,000	Nien Made Enterprise Co. Ltd.	2,826,393
27,000	Posiflex Technology, Inc.	223,910
99,000	Quanta Computer, Inc.	922,102
388,000	Realtek Semiconductor Corp.	7,418,894
162,000	Taiwan Hon Chuan Enterprise Co. Ltd.	789,805
428,000	Taiwan Semiconductor Manufacturing Co. Ltd.	16,477,680
516,000	Taiwan Union Technology Corp.	4,659,747
599,000	Tripod Technology Corp.	5,575,081
25,000	Wiwynn Corp.	2,281,663
268,000	Zhen Ding Technology Holding Ltd.	1,117,738
		103,012,632
	Thailand - 0.5%
866,400	Advanced Info Service PCL NVDR	7,697,749
4,871,900	Krung Thai Bank PCL NVDR	3,275,581
		10,973,330
	United Kingdom - 9.7%
282,797	AG Barr PLC	2,569,005
154,550	AJ Bell PLC	1,094,610
103,874	Anglogold Ashanti PLC	4,804,172
24,207	AstraZeneca PLC	3,531,599
305,466	Balfour Beatty PLC	2,183,011
2,733,296	Barclays PLC	13,360,400
702,648	Barratt Redrow PLC	3,460,155
321,382	Beazley PLC	3,786,755
14,944	Berkeley Group Holdings PLC	718,684
770,299	BT Group PLC	2,103,715
629,000	CK Hutchison Holdings Ltd.	4,094,162
78,701	Coca-Cola Europacific Partners PLC	7,627,701
167,259	Dunelm Group PLC	2,683,067
66,060	Gamma Communications PLC	949,194
37,581	Hikma Pharmaceuticals PLC	971,365
35,003	Hill & Smith PLC	942,096
2,367,920	HSBC Holdings PLC	28,845,463
360,241	IG Group Holdings PLC	5,364,280
238,320	IMI PLC	6,962,502
100,123	Informa PLC	1,144,910
82,798	Intertek Group PLC	5,383,524
1,169,229	ITV PLC	1,268,252
138,647	JET2 PLC	2,969,726
13,736,849	Lloyds Banking Group PLC	14,086,419
2,262,651	Mitie Group PLC	4,195,581
526,106	MONY Group PLC	1,391,964
703,065	National Grid PLC	9,879,518
2,018,293	NatWest Group PLC	14,010,134
85,433	Next PLC	13,867,568
130,504	Persimmon PLC	1,967,836
139,528	Reckitt Benckiser Group PLC	10,457,032
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.7% - (continued)
	United Kingdom - 9.7% - (continued)
734,709	Rotork PLC		$3,151,320
411,042	Smiths Group PLC		12,732,507
563,575	Standard Chartered PLC		10,103,186
50,118	Subsea 7 SA		971,235
1,345,741	Taylor Wimpey PLC		1,810,674
1,672,071	Tesco PLC		9,394,398
71,231	Unilever PLC		4,132,855
95,127	UNITE Group PLC REIT		937,894
682,067	United Utilities Group PLC		10,181,794
148,667	Volution Group PLC		1,315,458
81,448	Zigup PLC		360,492
			231,766,213
	United States - 5.8%
156,439	Acerinox SA		1,805,227
100,416	Amrize Ltd.*		5,076,123
2,256,574	BP PLC		12,095,868
66,792	Buzzi SpA		3,487,850
734,962	GSK PLC		13,518,877
100,416	Holcim AG*		8,008,168
203,728	Novartis AG		23,201,980
74,702	Roche Holding AG		23,312,479
155,164	Sanofi SA		13,929,170
535,346	Shell PLC		19,241,411
360,917	Stellantis NV		3,185,130
57,424	Swiss Re AG		10,278,974
			137,141,257
	Total Common Stocks (cost $1,824,514,464)		$2,327,591,508
PREFERRED STOCKS - 1.0%
	Brazil - 0.7%
1,702,200	Banco Bradesco SA (Preference Shares)(6)		$4,720,945
693,900	Itau Unibanco Holding SA (Preference Shares)(6)		4,357,051
1,322,500	Petroleo Brasileiro SA - Petrobras (Preference Shares)(6)		7,708,905
			16,786,901
	Chile - 0.0%
99,640	Embotelladora Andina SA (Preference Shares)(6)		382,328
	Germany - 0.3%
31,271	FUCHS SE (Preference Shares)(6)		1,430,969
37,076	Volkswagen AG (Preference Shares)(6)		3,876,878
			5,307,847
	Total Preferred Stocks (cost $23,657,599)		$22,477,076
	Total Long-Term Investments (cost $1,848,172,063)		$2,350,068,584
SHORT-TERM INVESTMENTS - 0.1%
	Securities Lending Collateral - 0.1%
3,211,472	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(7)		$3,211,472
	Total Short-Term Investments (cost $3,211,472)		$3,211,472
	Total Investments (cost $1,851,383,535)	98.8%	$2,353,280,056
	Other Assets and Liabilities	1.2%	29,020,802
	Net Assets	100.0%	$2,382,300,858
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.

33

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$44,585,944, representing 1.9% of net assets.

(2)	Represents entire or partial securities on loan.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the aggregate value of these securities was $2,869,822, representing 0.1% of net assets.

(4)	Investment valued using significant unobservable inputs.
(5)	Security has less than 1 share.
(6)	Currently no rate available.
(7)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	66	09/19/2025	$8,624,220	$(156,696)
Total futures contracts				$(156,696)

Foreign Currency Contracts Outstanding at July 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,356,796,000	JPY	16,090,999	USD	JPM	09/10/2025	$(389,762)
16,199,213	USD	2,356,796,000	JPY	BOA	09/10/2025	497,976
Total foreign currency contracts						$108,214
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$2,327,591,508	$286,054,629	$2,041,536,879	$—
Preferred Stocks	22,477,076	17,169,229	5,307,847	—
Short-Term Investments	3,211,472	3,211,472	—	—
Foreign Currency Contracts(2)	497,976	—	497,976	—
Total	$2,353,778,032	$306,435,330	$2,047,342,702	$—
Liabilities
Foreign Currency Contracts(2)	$(389,762)	$—	$(389,762)	$—
Futures Contracts(2)	(156,696)	(156,696)	—	—
Total	$(546,458)	$(156,696)	$(389,762)	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2025 is not presented.

34

Hartford Schroders International Stock Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6%
	Austria - 1.9%
1,759,286	Erste Group Bank AG	$160,875,915
	Brazil - 3.1%
69,317	MercadoLibre, Inc.*	164,550,933
7,895,147	NU Holdings Ltd. Class A*	96,478,696
		261,029,629
	Canada - 1.8%
2,080,680	Toronto-Dominion Bank	151,546,064
	China - 6.3%
3,894,836	Contemporary Amperex Technology Co. Ltd. Class A	142,596,838
3,213,000	Tencent Holdings Ltd.	224,949,190
7,733,908	Tencent Music Entertainment Group ADR	162,334,729
		529,880,757
	Denmark - 1.0%
4,559,560	Vestas Wind Systems AS	83,248,855
	France - 2.5%
1,406,555	Legrand SA	207,757,616
	Germany - 7.9%
4,104,495	Infineon Technologies AG	161,237,338
1,069,480	SAP SE	305,823,710
786,308	Siemens AG	200,275,103
		667,336,151
	India - 2.3%
2,494,170	HDFC Bank Ltd. ADR	191,477,430
	Indonesia - 1.3%
213,188,500	Bank Central Asia Tbk. PT	106,849,107
	Japan - 17.4%
509,000	Fast Retailing Co. Ltd.	155,260,115
1,316,300	Hoya Corp.	166,067,939
2,647,800	ITOCHU Corp.	138,883,984
348,100	Keyence Corp.	125,918,669
14,345,200	Mitsubishi UFJ Financial Group, Inc.	197,716,572
7,808,500	MS&AD Insurance Group Holdings, Inc.	166,836,910
2,650,100	Recruit Holdings Co. Ltd.	157,233,395
529,800	Shimano, Inc.	57,957,937
1,561,300	SoftBank Group Corp.	119,219,203
7,532,400	Sony Group Corp.	181,179,076
		1,466,273,800
	Netherlands - 4.2%
317,501	ASML Holding NV	220,051,342
1,766,671	Heineken NV	138,668,931
		358,720,273
	Norway - 1.4%
4,728,812	DNB Bank ASA	119,637,679
	Spain - 3.3%
10,854,864	Bankinter SA	154,944,741
7,109,080	Iberdrola SA	124,951,445
		279,896,186
	Sweden - 1.6%
11,102,334	Svenska Handelsbanken AB Class A	135,275,011
	Switzerland - 6.2%
14,528	Chocoladefabriken Lindt & Spruengli AG	213,715,158
1,006,725	Cie Financiere Richemont SA Class A	164,374,212
209,831	Lonza Group AG	146,245,678
		524,335,048
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.6% - (continued)
	Taiwan - 5.6%
12,269,000	Taiwan Semiconductor Manufacturing Co. Ltd.		$472,347,329
	United Kingdom - 13.4%
1,042,500	AstraZeneca PLC		152,092,028
3,522,951	Bunzl PLC		104,552,234
165,175,444	Lloyds Banking Group PLC		169,378,763
2,451,979	Reckitt Benckiser Group PLC		183,765,429
3,160,898	RELX PLC		164,243,658
8,004,557	Sage Group PLC		128,526,343
3,959,028	Unilever PLC		229,704,577
			1,132,263,032
	United States - 15.4%
440,871	ARM Holdings PLC ADR*(1)		62,328,138
24,686	Booking Holdings, Inc.		135,873,225
38,134,428	Haleon PLC		178,875,947
1,581,018	Liberty Media Corp.-Liberty Formula One Class C*		158,655,156
696,067	Roche Holding AG		217,223,736
1,386,584	Sanofi SA		124,474,517
706,455	Schneider Electric SE		182,825,765
6,572,658	Shell PLC		236,852,733
			1,297,109,217
	Total Common Stocks (cost $6,465,797,529)		$8,145,859,099
SHORT-TERM INVESTMENTS - 0.3%
	Securities Lending Collateral - 0.3%
24,698,197	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(2)		$24,698,197
	Total Short-Term Investments (cost $24,698,197)		$24,698,197
	Total Investments (cost $6,490,495,726)	96.9%	$8,170,557,296
	Other Assets and Liabilities	3.1%	257,132,413
	Net Assets	100.0%	$8,427,689,709
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

35

Hartford Schroders International Stock Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$8,145,859,099	$1,123,244,371	$7,022,614,728	$—
Short-Term Investments	24,698,197	24,698,197	—	—
Total	$8,170,557,296	$1,147,942,568	$7,022,614,728	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.

36

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 86.4%
	Alabama - 2.4%
$ 5,775,000	Black Belt Energy Gas Dist, AL, Rev 5.25%, 12/01/2053(1)	$6,201,563
2,975,000	Energy Southeast A Cooperative Dist, AL, Rev 5.25%, 07/01/2054(1)	3,186,894
7,035,000	Southeast Energy Auth A Cooperative Dist, AL, Rev 5.00%, 05/01/2055(1)	7,480,809
5,020,000	Town of Pike Road, AL, GO 5.00%, 03/01/2052	5,026,382
		21,895,648
	Arkansas - 1.2%
	Arkansas Dev Finance Auth, AR, Rev,
3,475,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2055	3,673,794
6,910,000	(FHLMC), (FNMA), (GNMA) 5.50%, 01/01/2056	7,490,488
		11,164,282
	California - 2.8%
1,365,000	California Community Choice Financing Auth, CA, Rev 5.00%, 02/01/2054(1)	1,434,176
9,015,000	California Infrastructure & Economic Dev Bank, CA, Rev 5.25%, 07/01/2054	8,723,711
7,670,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	6,758,177
5,265,000	Oxnard School Dist, CA, GO, (BAM) 4.25%, 08/01/2053	4,655,270
3,810,000	San Francisco Bay Area Rapid Transit Dist, CA, GO 4.25%, 08/01/2052	3,451,112
430,000	Washington Township Health Care Dist, CA, GO, (AG) 4.50%, 08/01/2053	399,594
		25,422,040
	Colorado - 1.6%
3,495,000	City & County of Denver Airport System, CO, Rev 5.25%, 11/15/2053	3,560,282
11,715,000	City of Colorado Springs Utilities System, CO, Rev 4.00%, 11/15/2051	9,981,275
1,470,000	Colorado Housing & Finance Auth, CO, Rev, (FHLMC), (FNMA), (GNMA) 3.50%, 05/01/2050	1,470,961
		15,012,518
	Connecticut - 0.4%
740,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	746,422
3,225,000	Waterbury Housing Auth, CT, Rev, (HUD), (FHLMC) 4.50%, 02/01/2042	3,125,659
		3,872,081
	District of Columbia - 0.7%
7,775,000	Dist of Columbia Water & Sewer Auth, DC, Rev 4.00%, 10/01/2047	6,695,487
	Florida - 3.2%
11,440,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	9,601,040
2,110,000	County of Miami-Dade Water & Sewer System, FL, Rev 4.00%, 10/01/2051	1,791,083
2,160,000	Florida Dev Finance Corp., FL, Rev 5.25%, 08/01/2055	2,126,827
	Florida Housing Finance Corp., FL, Rev,
155,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	153,596
1,485,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2052	1,467,750
1,360,000	(FHLMC), (FNMA), (GNMA) 3.50%, 07/01/2051	1,360,930
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 86.4% - (continued)
	Florida - 3.2% - (continued)
$ 185,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2049	$185,720
5,385,000	Miami-Dade County Housing Finance Auth, FL, Rev, (FNMA), (HUD) 4.88%, 03/01/2046	5,093,519
7,695,000	Orange County Health Facs Auth, FL, Rev 5.25%, 10/01/2056	7,666,996
		29,447,461
	Georgia - 4.5%
	Main Street Natural Gas, Inc., GA, Rev
1,520,000	4.00%, 05/01/2052(1)	1,528,493
11,385,000	5.00%, 12/01/2053(1)	12,026,515
6,650,000	5.00%, 05/01/2054(1)	7,049,915
14,280,000	5.00%, 05/01/2055(1)	14,990,681
3,280,000	5.00%, 06/01/2055(1)	3,489,296
2,400,000	Valdosta & Lowndes County Hospital Auth, GA, Rev 5.00%, 10/01/2054	2,408,150
		41,493,050
	Hawaii - 0.7%
5,995,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2049	6,102,074
	Idaho - 0.8%
8,925,000	Idaho Housing & Finance Association, ID, Rev 4.00%, 08/15/2050	7,561,959
	Illinois - 1.3%
6,820,000	Chicago O'Hare International Airport, IL, Rev 5.50%, 01/01/2059	7,012,270
	Illinois Housing Dev Auth, IL, Rev,
2,845,000	(FHLMC), (FNMA), (GNMA) 3.00%, 04/01/2051	2,812,648
1,815,000	(FHLMC), (FNMA), (GNMA) 3.00%, 10/01/2051	1,793,870
480,000	(FHLMC), (FNMA), (GNMA) 4.50%, 10/01/2048	486,253
90,000	Metropolitan Pier & Exposition Auth, IL, Rev, (NPFG) 0.00%, 06/15/2028(2)	82,000
		12,187,041
	Indiana - 0.6%
	Indiana Housing & Community Dev Auth, IN, Rev,
765,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2050	756,714
225,000	(GNMA) 4.00%, 07/01/2048	226,114
4,255,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	4,210,692
		5,193,520
	Iowa - 0.8%
	Iowa Finance Auth, IA, Rev,
4,160,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	4,099,946
735,000	(FHLMC), (FNMA), (GNMA) 3.25%, 07/01/2050	731,570
180,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2048	180,854
1,780,000	(FHLMC), (FNMA), (GNMA) 5.25%, 07/01/2053	1,868,565
		6,880,935
	Kentucky - 1.4%
	Kentucky Public Energy Auth, KY, Rev
9,780,000	5.00%, 01/01/2055(1)	10,343,134
2,415,000	5.25%, 06/01/2055(1)	2,549,422
		12,892,556

37

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 86.4% - (continued)
	Louisiana - 2.0%
$ 170,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	$171,803
12,250,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	9,893,031
8,135,000	Louisiana Stadium & Exposition Dist, LA, Rev 5.25%, 07/01/2053	8,223,714
		18,288,548
	Maryland - 0.8%
7,730,000	Maryland Community Dev Administration, MD, Rev, (FNMA) 4.35%, 02/01/2044	7,050,403
	Massachusetts - 0.3%
	Commonwealth of Massachusetts, MA, GO
685,000	3.00%, 02/01/2048	487,970
1,930,000	5.00%, 05/01/2053	1,943,361
		2,431,331
	Michigan - 3.1%
	Cedar Springs Public School Dist, MI, GO,
1,325,000	(Q-SBLF) 4.50%, 05/01/2049	1,215,995
1,000,000	(Q-SBLF) 5.00%, 05/01/2051	1,008,018
5,225,000	Ferndale Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	5,264,530
	Grosse Ile Township School Dist, MI, GO,
3,685,000	(Q-SBLF) 5.00%, 05/01/2049	3,689,672
4,265,000	(Q-SBLF) 5.00%, 05/01/2052	4,253,197
2,080,000	Southfield Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	2,087,743
10,085,000	Wayne County Airport Auth, MI, Rev, (AG) 5.25%, 12/01/2048	10,394,822
		27,913,977
	Minnesota - 0.9%
2,055,000	Minneapolis-St. Paul Metropolitan Airports Commission, MN, Rev 4.25%, 01/01/2052	1,819,701
6,225,000	Minnesota Housing Finance Agency, MN, Rev, (FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	6,166,134
		7,985,835
	Mississippi - 0.6%
	Mississippi Home Corp., MS, Rev,
730,000	(FHLMC), (FNMA), (GNMA) 3.25%, 12/01/2050	726,886
4,500,000	(FNMA), (HUD) 4.55%, 04/01/2042	4,378,324
		5,105,210
	Missouri - 5.0%
39,925,000	Health & Educational Facs Auth of the State of Missouri, MO, Rev 4.25%, 04/01/2055	34,436,638
	Missouri Housing Dev Commission, MO, Rev,
2,065,000	(FHLMC), (FNMA), (GNMA) 3.00%, 05/01/2052	2,042,756
1,150,000	(FHLMC), (FNMA), (GNMA) 3.25%, 05/01/2051	1,144,257
680,000	(FHLMC), (FNMA), (GNMA) 3.50%, 11/01/2050	680,442
635,000	(FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2049	641,423
545,000	(FHLMC), (FNMA), (GNMA) 4.75%, 05/01/2049	554,381
2,505,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	1,885,006
4,395,000	St. Charless County Industrial Dev Auth, MO, Rev, (FNMA), (HUD) 4.65%, 04/01/2043	4,263,179
		45,648,082
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 86.4% - (continued)
	Nebraska - 0.2%
$ 2,120,000	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA) 3.00%, 09/01/2050	$2,099,201
	Nevada - 0.5%
	Nevada Housing Division, NV, Rev,
550,000	(FHLMC), (FNMA), (GNMA) 3.00%, 04/01/2051	543,887
555,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	558,973
3,430,000	Reno-Tahoe Airport Auth, NV, Rev 5.25%, 07/01/2054	3,473,185
		4,576,045
	New Jersey - 0.5%
4,685,000	New Jersey Housing & Mortgage Finance Agency, NJ, Rev, (FNMA) 4.55%, 05/01/2041	4,638,856
	New Mexico - 3.2%
	New Mexico Mortgage Finance Auth, NM, Rev,
2,220,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	2,194,854
7,270,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	7,185,552
365,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2050	367,709
10,270,000	(FHLMC), (FNMA), (GNMA) 4.25%, 03/01/2053	10,502,119
7,990,000	(FHLMC), (FNMA), (GNMA) 5.50%, 09/01/2055	8,630,836
		28,881,070
	New York - 5.0%
8,185,000	City of New York, NY, GO 4.00%, 04/01/2050	6,985,952
1,105,000	New York City Transitional Finance Auth, NY, Rev 4.38%, 05/01/2053	1,004,972
6,075,000	New York State Dormitory Auth, NY, Rev 3.00%, 03/15/2038	5,228,660
8,325,000	New York State Housing Finance Agency, NY, Rev, (FHLMC) 3.57%, 05/01/2042(1)	8,375,529
	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev
11,095,000	5.00%, 05/15/2053	11,094,111
7,180,000	5.25%, 05/15/2064	7,304,097
6,030,000	Triborough Bridge & Tunnel Auth, NY, Rev 4.13%, 05/15/2052	5,188,594
		45,181,915
	North Carolina - 1.6%
11,285,000	City of Charlotte Storm Water, NC, Rev 4.00%, 12/01/2054	9,867,339
	Raleigh Housing Auth, NC, Rev,
345,000	(FNMA) 4.40%, 12/01/2043	321,378
4,890,000	(FNMA) 4.50%, 02/01/2043	4,619,513
		14,808,230
	Ohio - 1.7%
2,395,000	Columbus-Franklin County Finance Auth, OH, Rev, (FNMA) 4.82%, 11/01/2043	2,396,617
	Ohio Housing Finance Agency, OH, Rev
2,525,000	3.00%, 03/01/2052	2,499,737
1,860,000	(FHLMC), (FNMA), (GNMA) 3.25%, 03/01/2050	1,852,652
2,620,000	(FHLMC), (FNMA), (GNMA) 4.50%, 09/01/2048	2,649,329
1,170,000	(FNMA), (HUD) 4.55%, 04/01/2041	1,141,614
2,410,000	(FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2052	2,501,715

38

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 86.4% - (continued)
	Ohio - 1.7% - (continued)
$ 1,395,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 0.00%, 02/15/2041(2)	$648,604
1,555,000	Pickerington Local School Dist, OH, GO 5.00%, 12/01/2053	1,567,101
		15,257,369
	Pennsylvania - 0.5%
850,000	Allegheny County Sanitary Auth, PA, Rev 5.00%, 06/01/2053	847,336
4,000,000	Bucks County Water & Sewer Auth, PA, Rev, (AG) 4.25%, 12/01/2047	3,628,367
		4,475,703
	Rhode Island - 0.6%
	Rhode Island Health & Educational Building Corp., RI, Rev,
3,160,000	(ST AID WITHHLDG) 4.13%, 05/15/2054	2,721,865
2,915,000	5.25%, 05/15/2054	2,808,616
		5,530,481
	South Carolina - 2.3%
12,950,000	Grand Strand Water & Sewer Auth, SC, Rev 4.00%, 06/01/2051	11,155,596
8,000,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 5.25%, 11/01/2054	8,198,400
1,310,000	South Carolina Public Service Auth, SC, Rev, (AG) 5.00%, 12/01/2055	1,303,138
250,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	285,025
		20,942,159
	Tennessee - 3.7%
3,460,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.25%, 12/01/2054	3,443,047
10,260,000	Cleveland Health & Educational Facs Board, TN, Rev 5.25%, 08/15/2054	10,450,348
3,515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	2,650,295
1,195,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (FNMA) 4.63%, 12/01/2043	1,149,956
5,655,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev, (FNMA) 4.60%, 12/01/2044	5,445,370
	Metropolitan Nashville Airport Auth, TN, Rev
250,000	5.00%, 07/01/2049	248,220
1,745,000	5.00%, 07/01/2052	1,732,533
7,910,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(1)	7,951,729
505,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	511,873
		33,583,371
	Texas - 25.5%
3,815,000	Alvarado Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	3,224,265
	Arlington Higher Education Finance Corp., TX, Rev,
4,530,000	(PSF-GTD) 4.25%, 12/01/2048	4,004,802
1,655,000	(PSF-GTD) 4.25%, 12/01/2053	1,448,795
3,605,000	(PSF-GTD) 4.38%, 08/15/2052	3,190,685
1,245,000	(PSF-GTD) 5.00%, 08/15/2048	1,257,413
9,510,000	Azle Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	7,925,000
	Bexar County Hospital Dist, TX, GO
3,975,000	4.25%, 02/15/2052	3,454,180
8,700,000	4.25%, 02/15/2053	7,483,964
5,975,000	Bullard Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	5,034,423
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 86.4% - (continued)
	Texas - 25.5% - (continued)
$ 2,645,000	Chapel Hill Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2048	$2,679,178
2,130,000	City of Dallas Housing Finance Corp., TX, Rev 4.63%, 10/01/2043	2,054,030
745,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD) 3.00%, 02/15/2046	533,606
	Clifton Higher Education Finance Corp., TX, Rev,
3,375,000	(PSF-GTD) 4.25%, 04/01/2053	2,993,143
3,960,000	(PSF-GTD) 4.25%, 08/15/2053	3,391,893
4,515,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	3,799,061
8,130,000	Columbia-Brazoria Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2053	6,837,152
4,010,000	Community Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2053	4,038,695
320,000	Crandall Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2052	269,959
5,030,000	Dallas Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	4,282,396
2,340,000	Donna Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/15/2053	2,010,692
6,715,000	Forney Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	5,636,194
2,480,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2048	2,150,380
	Georgetown Independent School Dist, TX, GO,
4,460,000	(PSF-GTD) 2.50%, 08/15/2037	3,631,067
2,395,000	(PSF-GTD) 5.00%, 02/15/2054	2,412,028
1,075,000	Hitchcock Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2048	942,705
7,180,000	Katy Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	6,131,948
3,445,000	Kaufman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054	3,441,383
	Lamar Consolidated Independent School Dist, TX, GO,
1,900,000	(PSF-GTD) 3.00%, 02/15/2051	1,299,967
5,645,000	(PSF-GTD) 4.00%, 02/15/2048	4,922,402
7,020,000	Liberty Hill Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/01/2053	6,032,933
4,115,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/01/2053	3,531,044
2,085,000	McGregor Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2049	2,102,186
13,715,000	Medina Valley Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	11,532,185
	Montgomery Independent School Dist, TX, GO,
3,685,000	(PSF-GTD) 4.00%, 02/15/2053	3,098,513
3,485,000	(PSF-GTD) 4.25%, 02/15/2052	3,109,050
2,250,000	Navarro Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	1,883,873
690,000	New Caney Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	575,905
400,000	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2052	397,115
10,000,000	North Texas Tollway Auth, TX, Rev 4.00%, 01/01/2044	8,829,435
7,460,000	Permanent University Fund - University of Texas System, TX, Rev 4.13%, 07/01/2052	6,368,659
1,500,000	Pewitt Consolidated Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	1,261,267
4,650,000	Prosper Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	3,971,248
11,195,000	Rockwall Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	9,442,522

39

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 86.4% - (continued)
	Texas - 25.5% - (continued)
$ 7,275,000	Royal Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/15/2053	$6,385,236
1,050,000	Sabine-Neches Navigation Dist, TX, GO 5.25%, 02/15/2052	1,061,130
7,715,000	Sherman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2053	7,770,208
1,745,000	Splendora Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054	1,749,655
15,465,000	Tarrant County Hospital Dist, TX, GO 4.25%, 08/15/2053	13,247,164
3,765,000	Temple Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2047	3,460,209
2,590,000	Texas City Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	2,173,901
	Texas Department of Housing & Community Affairs, TX, Rev,
1,535,000	(GNMA) 3.00%, 01/01/2052	1,516,088
1,215,000	(GNMA) 3.50%, 03/01/2051	1,215,668
710,000	(GNMA) 4.00%, 03/01/2050	718,046
365,000	(GNMA) 4.75%, 03/01/2049	369,357
10,405,000	(GNMA) 5.75%, 01/01/2056	11,420,632
1,245,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2028	1,304,747
9,265,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(1)	9,750,948
2,370,000	Texas Water Dev Board, TX, Rev 4.80%, 10/15/2052	2,323,435
	White Settlement Independent School Dist, TX, GO,
4,985,000	(PSF-GTD) 4.00%, 08/15/2052	4,205,453
2,125,000	(PSF-GTD) 4.13%, 08/15/2052	1,831,561
		233,120,779
	Virginia - 5.0%
	FHLMC Multifamily VRD Certificates, VA, Rev
23,852,664	4.39%, 11/25/2042(1)	23,252,259
19,920,860	(FHLMC) 4.76%, 08/25/2041	19,865,563
2,255,000	Hampton Roads Transportation Accountability Commission, VA, Rev 4.00%, 07/01/2052	1,899,736
245,000	Loudoun County Economic Dev Auth, VA, Rev 4.00%, 10/01/2052	208,824
		45,226,382
	Washington - 0.4%
2,380,000	King County Public Hospital Dist No. 2, WA, GO 5.25%, 12/01/2045	2,433,615
	Washington State Housing Finance Commission, WA, Rev
760,000	4.00%, 12/01/2048	764,223
490,000	(FHLMC), (FNMA), (GNMA) 4.00%, 06/01/2050	494,467
		3,692,305
	Wisconsin - 0.6%
5,898,917	Public Finance Auth, WI, Rev, (FHLMC) 4.10%, 09/25/2039	5,496,968
	Wyoming - 0.0%
320,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043	321,623
	Total Municipal Bonds (cost $840,416,815)	$788,076,495
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 6.3%
	Mortgage-Backed Agencies - 6.3%
	Federal Home Loan Mortgage Corp. - 6.3%
$ 11,336,207	4.05%, 08/01/2040		$10,876,829
22,742,024	4.16%, 05/25/2041(1)		21,477,686
25,697,221	4.56%, 04/25/2042(1)(3)		25,367,678
	Total U.S. Government Agencies (cost $60,293,358)		$57,722,193
	Total Long-Term Investments (cost $900,710,173)		$845,798,688
SHORT-TERM INVESTMENTS - 6.3%
	U.S. Treasury Securities - 6.3%
	U.S. Treasury Bills - 6.3%
31,681,000	3.99%, 04/16/2026(4)		$30,765,387
6,775,000	4.04%, 02/19/2026(4)		6,619,948
20,474,000	4.16%, 01/22/2026(4)		20,064,530
	Total Short-Term Investments (cost $57,471,940)		$57,449,865
	Total Investments (cost $958,182,113)	99.0%	$903,248,553
	Other Assets and Liabilities	1.0%	9,150,372
	Net Assets	100.0%	$912,398,925
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)	Security is a zero-coupon bond.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of this security was
$25,367,678, representing 2.8% of net assets.

(4)	The rate shown represents current yield to maturity.

40

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury Long Bond Future	(64)	09/19/2025	$(7,308,000)	$(76,999)
Total futures contracts				$(76,999)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$788,076,495	$—	$788,076,495	$—
U.S. Government Agencies	57,722,193	—	57,722,193	—
Short-Term Investments	57,449,865	—	57,449,865	—
Total	$903,248,553	$—	$903,248,553	$—
Liabilities
Futures Contracts(2)	$(76,999)	$(76,999)	$—	$—
Total	$(76,999)	$(76,999)	$—	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

41

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.5%
	Banks - 2.4%
194,018	Commerce Bancshares, Inc.	$11,873,902
100,667	UMB Financial Corp.	11,072,363
		22,946,265
	Capital Goods - 13.3%
131,325	Advanced Drainage Systems, Inc.	15,069,544
152,559	BWX Technologies, Inc.	23,178,289
93,395	Dover Corp.	16,917,570
344,741	Hexcel Corp.	20,653,433
87,984	IDEX Corp.	14,386,264
185,416	Masco Corp.	12,632,392
104,151	Regal Rexnord Corp.	15,922,605
27,130	Trane Technologies PLC	11,885,110
		130,645,207
	Commercial & Professional Services - 8.0%
294,158	ExlService Holdings, Inc.*	12,775,282
85,346	Leidos Holdings, Inc.	13,625,489
885,012	Rentokil Initial PLC ADR	21,921,747
58,667	Robert Half, Inc.	2,165,399
52,271	Verisk Analytics, Inc.	14,568,450
73,682	Waste Connections, Inc.	13,754,219
		78,810,586
	Consumer Discretionary Distribution & Retail - 1.7%
59,786	Burlington Stores, Inc.*	16,319,187
	Consumer Durables & Apparel - 1.7%
56,549	Ralph Lauren Corp.	16,894,014
	Consumer Services - 5.2%
435,673	Aramark	18,542,243
135,647	Churchill Downs, Inc.	14,519,655
57,821	Flutter Entertainment PLC*	17,476,975
		50,538,873
	Energy - 3.4%
455,418	Coterra Energy, Inc.	11,107,645
95,084	Diamondback Energy, Inc.	14,135,187
226,830	TechnipFMC PLC	8,249,807
		33,492,639
	Equity Real Estate Investment Trusts (REITs) - 5.8%
226,901	American Homes 4 Rent Class A, REIT	7,871,196
470,388	Brixmor Property Group, Inc. REIT	12,291,238
77,551	Lamar Advertising Co. Class A, REIT	9,480,610
59,570	SBA Communications Corp. REIT	13,386,570
202,239	Ventas, Inc. REIT	13,586,416
		56,616,030
	Financial Services - 5.9%
58,103	Evercore, Inc. Class A	17,497,137
49,030	MarketAxess Holdings, Inc.	10,075,665
50,543	Morningstar, Inc.	13,973,118
99,274	Raymond James Financial, Inc.	16,591,664
		58,137,584
	Food, Beverage & Tobacco - 2.4%
58,511	Hershey Co.	10,890,652
179,623	McCormick & Co., Inc.	12,686,773
		23,577,425
	Health Care Equipment & Services - 5.4%
23,638	Chemed Corp.	9,745,947
180,330	Cooper Cos., Inc.*	12,747,528
100,521	Encompass Health Corp.	11,068,367
77,420	Masimo Corp.*	11,906,422
63,643	Teleflex, Inc.	7,605,339
		53,073,603
	Household & Personal Products - 1.0%
108,358	Estee Lauder Cos., Inc. Class A	10,114,136
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.5% - (continued)
	Insurance - 5.2%
48,345	Arthur J Gallagher & Co.		$13,887,101
84,078	Assurant, Inc.		15,747,810
73,407	Reinsurance Group of America, Inc.		14,127,177
124,317	Ryan Specialty Holdings, Inc.		7,606,957
			51,369,045
	Materials - 2.3%
107,959	AptarGroup, Inc.		16,964,677
72,058	Westlake Corp.		5,714,200
			22,678,877
	Media & Entertainment - 3.7%
374,726	Match Group, Inc.		12,841,860
55,474	Take-Two Interactive Software, Inc.*		12,355,724
125,657	Trade Desk, Inc. Class A*		10,927,133
			36,124,717
	Pharmaceuticals, Biotechnology & Life Sciences - 3.3%
310,694	Exact Sciences Corp.*		14,587,083
72,032	West Pharmaceutical Services, Inc.		17,234,377
			31,821,460
	Semiconductors & Semiconductor Equipment - 2.8%
150,460	Entegris, Inc.		11,805,091
191,472	Marvell Technology, Inc.		15,388,605
			27,193,696
	Software & Services - 10.1%
165,180	Amdocs Ltd.		14,099,765
180,876	Dolby Laboratories, Inc. Class A		13,627,198
137,840	Dynatrace, Inc.*		7,251,762
73,965	EPAM Systems, Inc.*		11,665,020
92,118	PTC, Inc.*		19,787,868
136,862	Twilio, Inc. Class A*		17,655,198
57,314	VeriSign, Inc.		15,410,015
			99,496,826
	Technology Hardware & Equipment - 8.4%
184,861	Ciena Corp.*		17,162,495
176,253	Coherent Corp.*		18,964,823
213,274	Pure Storage, Inc. Class A*		12,694,068
31,345	Teledyne Technologies, Inc.*		17,271,722
49,148	Zebra Technologies Corp. Class A*		16,662,155
			82,755,263
	Utilities - 4.5%
199,900	Alliant Energy Corp.		12,995,499
184,141	Ameren Corp.		18,622,179
173,906	CMS Energy Corp.		12,834,263
			44,451,941
	Total Common Stocks (cost $715,527,478)		$947,057,374
	Total Investments (cost $715,527,478)	96.5%	$947,057,374
	Other Assets and Liabilities	3.5%	34,524,853
	Net Assets	100.0%	$981,582,227
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

42

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$947,057,374	$947,057,374	$—	$—
Total	$947,057,374	$947,057,374	$—	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.

43

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5%
	Automobiles & Components - 1.3%
26,773	Patrick Industries, Inc.	$2,603,407
	Banks - 9.6%
127,545	First BanCorp	2,656,762
63,406	First BanCorp/Southern Pines NC	3,176,007
32,695	First Merchants Corp.	1,246,333
30,957	QCR Holdings, Inc.	2,197,947
112,877	Seacoast Banking Corp. of Florida	3,182,003
27,026	SouthState Corp.	2,545,038
44,290	TriCo Bancshares	1,821,205
66,669	United Community Banks, Inc.	2,033,405
		18,858,700
	Capital Goods - 17.0%
35,989	Albany International Corp. Class A	1,950,244
14,364	Enpro, Inc.	3,051,057
16,195	ESCO Technologies, Inc.	3,136,971
174,001	Hayward Holdings, Inc.*	2,676,135
49,349	Helios Technologies, Inc.	1,810,615
73,223	Hexcel Corp.	4,386,790
99,440	Kornit Digital Ltd.*	1,990,789
30,408	McGrath RentCorp	3,794,614
11,576	Moog, Inc. Class A	2,240,882
29,686	Primoris Services Corp.	2,795,531
15,274	Simpson Manufacturing Co., Inc.	2,740,614
36,364	V2X, Inc.*	1,722,926
38,099	WillScot Holdings Corp.	1,118,206
		33,415,374
	Commercial & Professional Services - 5.2%
56,464	Interface, Inc.	1,164,288
12,801	MSA Safety, Inc.	2,276,914
16,788	Science Applications International Corp.	1,871,526
44,029	UL Solutions, Inc. Class A	3,219,400
66,875	Verra Mobility Corp.*	1,689,263
		10,221,391
	Consumer Discretionary Distribution & Retail - 1.3%
6,207	Group 1 Automotive, Inc.	2,558,215
	Consumer Durables & Apparel - 3.9%
7,318	Cavco Industries, Inc.*	2,954,057
38,675	Malibu Boats, Inc. Class A*	1,288,265
39,518	Oxford Industries, Inc.	1,508,797
176,683	Sonos, Inc.*	1,909,943
		7,661,062
	Consumer Services - 1.6%
20,470	Churchill Downs, Inc.	2,191,109
59,175	McGraw Hill, Inc.*	952,126
		3,143,235
	Consumer Staples Distribution & Retail - 1.5%
43,908	Chefs' Warehouse, Inc.*	3,010,332
	Energy - 3.4%
32,713	Cactus, Inc. Class A	1,384,087
78,631	Flowco Holdings, Inc. Class A	1,470,400
8,986	Gulfport Energy Corp.*	1,564,732
161,417	Permian Resources Corp.	2,285,665
		6,704,884
	Equity Real Estate Investment Trusts (REITs) - 3.1%
115,795	Douglas Emmett, Inc. REIT	1,755,452
54,413	Smartstop Self Storage, Inc. REIT	1,843,512
43,542	Terreno Realty Corp. REIT	2,416,146
		6,015,110
	Financial Services - 4.5%
17,185	Houlihan Lokey, Inc.	3,276,492
100,171	P10, Inc. Class A	1,232,103
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Financial Services - 4.5% - (continued)
111,335	Perella Weinberg Partners	$2,220,020
12,115	PJT Partners, Inc. Class A	2,163,982
		8,892,597
	Food, Beverage & Tobacco - 1.2%
74,427	Darling Ingredients, Inc.*	2,409,946
	Health Care Equipment & Services - 8.9%
65,409	Castle Biosciences, Inc.*	990,946
42,590	Haemonetics Corp.*	3,153,364
31,892	ICU Medical, Inc.*	4,095,252
11,647	iRhythm Technologies, Inc.*	1,632,676
82,417	Kestra Medical Technologies Ltd.*(1)	1,359,880
198,434	NeoGenomics, Inc.*	960,421
89,570	Phreesia, Inc.*	2,414,807
38,427	U.S. Physical Therapy, Inc.	2,810,935
		17,418,281
	Insurance - 4.8%
25,106	Ategrity Specialty Holdings LLC*	501,618
21,544	Axis Capital Holdings Ltd.	2,021,689
48,406	Bowhead Specialty Holdings, Inc.*	1,573,195
46,034	Kemper Corp.	2,835,234
13,388	Reinsurance Group of America, Inc.	2,576,520
		9,508,256
	Materials - 5.9%
18,893	Balchem Corp.	2,880,616
114,437	Element Solutions, Inc.	2,700,713
57,392	Graphic Packaging Holding Co.	1,283,285
9,780	Hawkins, Inc.	1,596,878
30,263	Materion Corp.	3,186,694
		11,648,186
	Pharmaceuticals, Biotechnology & Life Sciences - 2.7%
62,951	Azenta, Inc.*	2,058,498
165,700	Evolus, Inc.*	1,478,044
14,620	Repligen Corp.*	1,711,563
		5,248,105
	Semiconductors & Semiconductor Equipment - 3.0%
22,983	MACOM Technology Solutions Holdings, Inc.*	3,151,889
52,435	Semtech Corp.*	2,679,428
		5,831,317
	Software & Services - 6.9%
40,621	ASGN, Inc.*	2,036,737
117,232	Box, Inc. Class A*	3,763,147
181,577	CCC Intelligent Solutions Holdings, Inc.*	1,755,850
10,009	Commvault Systems, Inc.*	1,901,210
126,476	LiveRamp Holdings, Inc.*	4,150,942
		13,607,886
	Technology Hardware & Equipment - 6.8%
30,947	Ciena Corp.*	2,873,119
27,648	Lumentum Holdings, Inc.*	3,043,492
144,788	Mirion Technologies, Inc.*	3,236,012
425,315	Viavi Solutions, Inc.*	4,274,416
		13,427,039
	Telecommunication Services - 1.3%
100,798	Iridium Communications, Inc.	2,465,519
	Transportation - 1.1%
21,764	Kirby Corp.*	2,074,327

44

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.5% - (continued)
	Utilities - 2.5%
19,883	Chesapeake Utilities Corp.		$2,383,574
20,595	IDACORP, Inc.		2,581,171
			4,964,745
	Total Common Stocks (cost $141,417,786)		$191,687,914
SHORT-TERM INVESTMENTS - 0.7%
	Securities Lending Collateral - 0.7%
1,329,842	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(2)		$1,329,842
	Total Short-Term Investments (cost $1,329,842)		$1,329,842
	Total Investments (cost $142,747,628)	98.2%	$193,017,756
	Other Assets and Liabilities	1.8%	3,620,718
	Net Assets	100.0%	$196,638,474
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$191,687,914	$191,687,914	$—	$—
Short-Term Investments	1,329,842	1,329,842	—	—
Total	$193,017,756	$193,017,756	$—	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.

45

The Hartford Mutual Funds II, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBK	Citibank NA
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgit
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Poland Zloty
PYG	Paraguay Guarani
RON	Romania New Leu
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
USD	United States Dollar
ZAR	South Africa Rand
Index Abbreviations:
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
EAFE	Europe, Australasia and Far East
FANG	Facebook, Amazon, Netflix, Google
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
NYSE	New York Stock Exchange
S&P	Standard & Poor's
TOPIX	Tokyo Stock Price Index
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AG	Assured Guaranty Inc.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
Bhd	Berhad
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NPFG	National Public Finance Guarantee Corp.
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PSF-GTD	Permanent School Fund
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
ST AID WITHHLDG	State Aid Withholding
Tbk	Terbuka

46